UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

ASG Diversifying Strategies Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 56.9% of Net Assets
$4,500,000	Standard Chartered Bank (NY), 0.250%, 4/11/2011	$4,500,068
8,000,000	Sumitomo Mitsui Bank (NY), 0.250%, 4/12/2011	8,000,000
10,000,000	Deutsche Bank AG, 0.300%, 4/13/2011	10,000,470
12,000,000	Banco Santander (NY), 0.430%, 4/18/2011	12,000,000
2,000,000	Nordea Bank Finland (NY), 0.280%, 4/19/2011	2,000,052
8,000,000	KBC Bank NV (NY), 0.500%, 4/28/2011	8,001,680
2,000,000	Bank of Nova Scotia (TX), 0.270%, 5/09/2011	2,000,108
8,000,000	Dexia Credit Local SA (NY), 0.520%, 5/09/2011	8,002,168
2,000,000	Rabobank Nederland NV (NY), 0.310%, 5/13/2011	2,000,214
12,000,000	Skandinaviska Enskilda Banken (NY), 0.300%, 5/16/2011	12,000,456
5,000,000	Landesbank Hessen Thueringen Girozentrale, 0.360%, 5/16/2011	5,000,575
5,000,000	UniCredit Bank AG (NY), 0.440%, 5/16/2011	5,000,255
4,000,000	KBC Bank NV (NY), 0.490%, 5/23/2011	4,001,292
5,500,000	Lloyds TSB Bank PLC (NY), 0.450%, 5/27/2011	5,501,562
12,000,000	Societe Generale, 0.300%, 5/31/2011	12,000,000
5,600,000	Svenska Handelsbanken (NY), 0.280%, 6/03/2011	5,599,798
4,400,000	Svenska Handelsbanken (NY), 0.305%, 6/03/2011	4,400,040
3,900,000	Credit Industriel et Commercial (NY), 0.430%, 6/06/2011	3,900,944
12,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.290%, 6/07/2011	11,999,544
2,000,000	Svenska Handelsbanken (NY), 0.365%, 6/13/2011(b)	2,000,266
250,000	Banco Bilbao de Vizcaya Argentaria (NY), 0.754%, 6/17/2011(c)	249,984
2,000,000	Landesbank Hessen Thueringen Girozentrale, 0.340%, 6/27/2011	2,000,048
7,500,000	Standard Chartered Bank (NY), 0.270%, 6/28/2011	7,499,445
1,700,000	Dexia Credit Local SA (NY), 0.648%, 6/29/2011(b)(c)	1,699,801
5,000,000	Landesbank Hessen Thueringen Girozentrale, 0.300%, 6/30/2011	5,000,000
2,000,000	Toronto Dominion Bank, 0.270%, 7/07/2011	2,000,218
4,500,000	Lloyds TSB Bank PLC (NY), 0.470%, 8/01/2011	4,501,071

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$12,000,000	Westpac Banking Corp. (NY), 0.280%, 8/04/2011(b)(d)	$11,998,812
7,000,000	Royal Bank of Scotland PLC, 0.500%, 8/25/2011	7,002,842
5,000,000	Canadian Imperial Bank of Commerce (NY), 0.292%, 10/24/2011(b)(e)	4,998,665
6,000,000	Canadian Imperial Bank of Commerce (NY), 0.288%, 11/28/2011(b)(e)	5,998,062

	Total Certificates of Deposit (Identified Cost $180,851,933)	180,858,440

Financial Company Commercial Paper – 24.2%
7,000,000	Louis Dreyfus Corp., (Credit Support: Calyon) 0.230%, 4/01/2011(f)	7,000,000
5,000,000	Credit Agricole, 0.370%, 4/08/2011(b)(f)	4,999,865
10,000,000	ING (US) Funding LLC, 0.240%, 4/12/2011(f)	9,999,460
6,000,000	Axis Bank Ltd., (Credit Support: Bank of America) 0.600%, 4/20/2011(b)(f)	5,998,374
12,000,000	Intesa Funding LLC, 0.330%, 4/25/2011(f)	11,997,360
8,000,000	Bank of Nova Scotia (NY), 0.270%, 5/10/2011(f)	7,998,576
6,500,000	Nordea North America, Inc., 0.330%, 5/19/2011(f)	6,498,011
3,500,000	Nordea North America, Inc., 0.240%, 6/17/2011(f)	3,498,089
2,000,000	Lloyds TSB Bank, (Credit Support: Lloyds PLC) 0.270%, 6/20/2011(f)	1,998,722
5,000,000	Royal Bank of Scotland PLC, 0.360%, 6/20/2011(f)	4,996,805
12,000,000	European Investment Bank, 0.250%, 6/24/2011(f)	11,992,716

	Total Financial Company Commercial Paper (Identified Cost $76,975,170)	76,977,978

Time Deposits – 2.4%
7,700,000	Citibank, 0.130%, 4/01/2011 (Identified Cost $7,700,000)	7,700,000

	Total Investments — 83.5% (Identified Cost $265,527,103)(a)	265,536,418
	Other assets less liabilities — 16.5%	52,469,778

	Net Assets — 100.0%	$318,006,196

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2011, the value of the Fund’s investment in the Subsidiary was $33,867,102, representing 10.6% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustee.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2011, the net unrealized appreciation on short term investments based on a cost of $265,527,103 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,952
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,637)

Net unrealized appreciation	$9,315

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2010 post-October capital loss deferrals were $14,494,432. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Security payable on demand at par including accrued interest with seven days notice. The interest rate changes monthly based upon 1 Month Libor. The spread to 1 Month Libor changes each month. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 Month Libor +2 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Interest rate changes monthly based upon 1 Month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation/ (Depreciation)
Buy	06/15/2011	Australian Dollar	65,200,000	$66,841,237	$1,785,329
Sell	06/15/2011	Australian Dollar	31,900,000	32,702,998	(1,324,458)
Buy	06/15/2011	British Pound	10,750,000	17,228,622	(20,881)
Buy	06/15/2011	Canadian Dollar	6,200,000	6,384,520	2,656
Sell	06/15/2011	Canadian Dollar	32,700,000	33,673,195	(323,326)
Buy	06/15/2011	Euro	16,750,000	23,704,998	419,316
Buy	06/15/2011	Japanese Yen	8,300,000,000	99,827,912	(1,499,580)
Sell	06/15/2011	Japanese Yen	3,187,500,000	38,337,526	244,929
Buy	06/15/2011	New Zealand Dollar	9,200,000	6,987,027	265,543
Sell	06/15/2011	New Zealand Dollar	22,600,000	17,163,783	(562,275)
Buy	06/15/2011	Norwegian Krone	104,000,000	18,732,536	250,811
Sell	06/15/2011	Norwegian Krone	68,000,000	12,248,197	(184,450)
Buy	06/15/2011	Swedish Krona	224,000,000	35,358,263	300,851
Sell	06/15/2011	Swedish Krona	80,000,000	12,627,951	97,551
Buy	06/15/2011	Swiss Franc	28,625,000	31,180,160	214,383

Total					$(333,601)

(1)	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At March 31, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini Dow	06/17/2011	80	$4,900,800	$30,985
E-Mini NASDAQ 100	06/17/2011	79	3,691,275	189,205
Euro Dollar	09/19/2011	2,516	626,106,600	462,963
FTSE MIB	06/17/2011	46	6,960,136	21,917
German Euro Bund	06/08/2011	172	29,563,007	(328,238)
Hang Seng	04/28/2011	56	8,464,559	105,829

IBEX 35	04/15/2011	6	898,618	(14,087)
MSCI Singapore	04/28/2011	15	873,225	5,236
MSCI Taiwan	04/28/2011	274	8,414,540	81,310
Nikkei 225	06/10/2011	20	2,346,718	74,537
S&P TSE 60	06/16/2011	95	15,821,248	40,784
TOPIX	06/10/2011	7	728,781	13,465
UK Long Gilt	06/28/2011	278	52,253,996	(635,664)
2 Year U.S. Treasury Note	06/30/2011	4	872,500	(2,750)
3 Year Australia Government Bond	06/15/2011	304	32,248,663	(70,369)
5 Year U.S. Treasury Note	06/30/2011	3	350,367	(3,023)
10 Year U.S. Treasury Note	06/21/2011	596	70,942,625	(9,875)
30 Year U.S. Treasury Bond	06/21/2011	54	6,490,125	(58,313)

Total				$(96,088)

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	06/15/2011	199	$13,157,631	$236,312
Brent Crude Oil	05/16/2011	45	5,274,000	113,840
Cocoa	05/13/2011	31	915,120	(220,720)
Coffee	05/18/2011	10	990,563	36,938
Copper	06/15/2011	50	11,786,562	70,612
Copper High Grade	05/26/2011	2	215,375	(7,475)
Corn	05/13/2011	6	207,975	(11,475)
Cotton	05/06/2011	11	1,101,265	32,505
Gas Oil	05/12/2011	99	9,793,575	123,750
Gasoline	04/29/2011	4	522,094	23,839
Gold	06/28/2011	294	42,333,060	149,360
Heating Oil	04/29/2011	74	9,673,650	319,360
KC Wheat	05/13/2011	4	181,600	(9,200)
Light Sweet Crude Oil	04/19/2011	26	2,774,720	214,910
Live Cattle	06/30/2011	44	2,129,160	75,970
Nickel	06/15/2011	68	10,648,392	(219,096)
Silver	05/26/2011	9	1,704,960	264,360
Soybean	05/13/2011	15	1,057,687	7,688
Soybean Meal	05/13/2011	42	1,556,940	10,080
Soybean Oil	05/13/2011	10	352,680	9,360
Sugar	04/29/2011	3	91,090	(168)
Zinc	06/15/2011	167	9,846,737	(171,175)

Total				$1,049,575

At March 31, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200	06/16/2011	17	$2,138,647	$(89,678)
CAC 40	04/15/2011	66	3,732,988	(8,333)
E-Mini S&P 500	06/17/2011	22	1,453,100	(8,300)
EURIBOR	09/19/2011	172	59,818,287	30,470
Euro Schatz	06/08/2011	5	759,477	425
Euro STOXX 50	06/17/2011	6	241,831	425
FTSE 100	06/17/2011	4	377,596	(770)
FTSE JSE Top 40	06/15/2011	7	302,661	466
German Euro BOBL	06/08/2011	5	811,843	780
OMXS30	04/15/2011	299	5,311,455	(169,264)
Russell 2000 Mini	06/17/2011	15	1,262,550	(52,430)
SGX CNX Nifty	04/28/2011	58	680,804	(17,226)

Sterling	09/21/2011	220	43,564,033	—
10 Year Australia Government Bond	06/15/2011	464	49,820,861	143,999
10 Year Canada Government Bond	06/21/2011	11	1,361,527	7,829
10 Year Japan Government Bond	06/09/2011	3	5,033,061	5,049

Total				$(156,558)

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized (Depreciation)
Natural Gas	04/27/2011	99	$4,345,110	$(323,540)
Wheat	05/13/2011	5	190,813	(9,038)

Total				$(332,578)

(2)	Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$265,536,418	$—	$265,536,418
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,581,369	—	3,581,369
Futures Contracts (unrealized appreciation)	2,904,558	—	—	2,904,558

Total	$2,904,558	$269,117,787	$—	$272,022,345

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,914,970)	$—	$(3,914,970)
Futures Contracts (unrealized depreciation)	(2,440,207)	—	—	(2,440,207)

Total	$(2,440,207)	$(3,914,970)	$—	$(6,355,177)

*	Major categories of the Fund’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. During the period ended March 31, 2011, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, commodities (through investments in the Subsidiary), and short-term interest rates to capture the exposures suggested by the quantitative investment models. The Fund also used short contracts on U.S. and foreign equity market indices to hedge correlation to the global equity markets.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2011, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS	$(333,601)	$6,985,000

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

As of March 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $3,581,369 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$3,581,369	$—	$—	$—
Futures	—	564,159	651,515	1,688,884

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$(3,914,970)	$—	$—	$—
Futures	—	(360,088)	(1,108,232)	(971,887)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at March 31, 2011 (Unaudited)

Certificates of Deposit	56.9%
Financial Company Commercial Paper	24.2
Time Deposits	2.4

Total Investments	83.5
Other assets less liabilities (including open forward foreign currency and futures contracts)	16.5

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 60.5% of Net Assets
$4,000,000	Sumitomo Mitsui Bank (NY), 0.300%, 4/01/2011	$4,000,000
10,000,000	Standard Chartered Bank (NY), 0.250%, 4/11/2011	10,000,150
12,000,000	Sumitomo Mitsui Bank (NY), 0.250%, 4/12/2011	12,000,000
20,000,000	Deutsche Bank AG, 0.300%, 4/13/2011	20,000,940
8,200,000	Dexia Credit Local SA (NY), 0.410%, 4/15/2011	8,200,000
30,000,000	Banco Santander (NY), 0.430%, 4/18/2011	30,000,000
10,000,000	Nordea Bank Finland (NY), 0.280%, 4/19/2011(b)	10,000,260
30,000,000	KBC Bank NV (NY), 0.500%, 4/28/2011	30,006,300
13,500,000	Bank of Nova Scotia (TX), 0.270%, 5/09/2011	13,500,729
10,000,000	Dexia Credit Local SA (NY), 0.520%, 5/09/2011(b)	10,002,710
33,000,000	Skandinaviska Enskilda Banken (NY), 0.300%, 5/16/2011	33,001,254
15,000,000	Landesbank Hessen Thueringen Girozentrale, 0.360%, 5/16/2011	15,001,725
20,000,000	UniCredit Bank AG (NY), 0.440%, 5/16/2011	20,001,020
3,000,000	KBC Bank NV (NY), 0.490%, 5/23/2011	3,000,969
5,000,000	Lloyds TSB Bank PLC (NY), 0.450%, 5/27/2011(b)	5,001,420
33,000,000	Societe Generale, 0.300%, 5/31/2011	33,000,000
8,000,000	Svenska Handelsbanken (NY), 0.280%, 6/03/2011	7,999,712
14,000,000	Svenska Handelsbanken (NY), 0.305%, 6/03/2011	14,000,126
30,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.290%, 6/07/2011	29,998,860
10,000,000	Svenska Handelsbanken (NY), 0.365%, 6/13/2011(b)	10,001,330
8,750,000	Banco Bilbao de Vizcaya Argentaria (NY), 0.754%, 6/17/2011(c)	8,750,000
20,000,000	Standard Chartered Bank (NY), 0.270%, 6/28/2011	19,998,520
10,000,000	Dexia Credit Local SA (NY), 0.648%, 6/29/2011(b)(c)	9,998,830
15,500,000	Landesbank Hessen Thueringen Girozentrale, 0.300%, 6/30/2011	15,500,000
13,000,000	Toronto Dominion Bank, 0.270%, 7/07/2011	13,001,417
24,500,000	Lloyds TSB Bank PLC (NY), 0.470%, 8/01/2011	24,505,831
26,000,000	Westpac Banking Corp. (NY), 0.280%, 8/04/2011(d)	25,997,426

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$13,000,000	Royal Bank of Scotland PLC, 0.500%, 8/25/2011	$13,005,278
15,000,000	Canadian Imperial Bank of Commerce (NY), 0.292%, 10/24/2011(b)(e)	14,995,995
15,000,000	Canadian Imperial Bank of Commerce (NY), 0.288%, 11/28/2011(e)	14,995,155

	Total Certificates of Deposit (Identified Cost $479,454,819)	479,465,957

Financial Company Commercial Paper – 21.6%
15,000,000	Credit Agricole NA, 0.370%, 4/08/2011(f)	14,999,595
25,000,000	ING (US) Funding LLC, 0.240%, 4/12/2011(f)	24,998,650
15,000,000	Axis Bank Ltd., 0.600%, 4/20/2011, (Credit Support: Bank of America)(b)(f)	14,995,935
13,000,000	Intesa Funding LLC, 0.330%, 4/25/2011(f)	12,997,140
20,000,000	Intesa Funding LLC, 0.410%, 4/25/2011(f)	19,994,533
5,000,000	Nordea North America, Inc., 0.330%, 5/19/2011(f)	4,998,470
15,000,000	ICICI Bank Ltd., 0.520%, 6/15/2011, (Credit Support: Bank of America)(b)(f)	14,990,625
18,000,000	Nordea North America, Inc., 0.240%, 6/17/2011(f)	17,990,172
20,000,000	Royal Bank of Scotland PLC, 0.360%, 6/20/2011(f)	19,987,220
25,000,000	European Investment Bank, 0.250%, 6/24/2011(f)	24,984,825

	Total Financial Company Commercial Paper (Identified Cost $170,925,737)	170,937,165

Time Deposits – 6.1%
30,000,000	Citibank, 0.130%, 4/01/2011	30,000,000
18,000,000	National Bank of Canada, 0.130%, 4/01/2011	18,000,000

	Total Time Deposits (Identified Cost $48,000,000)	48,000,000

Municipal Debt – 1.2%
9,300,000	Johns Hopkins University (The), 0.270%, 6/13/2011, Series C (Identified Cost $9,300,000)	9,300,000

	Total Investments — 89.4% (Identified Cost $707,680,556)(a)	707,703,122
	Other assets less liabilities — 10.6%	84,067,604

	Net Assets — 100.0%	$791,770,726

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2011, the value of the Fund’s investment in the Subsidiary was $35,550,290, representing 4.5% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2011, the net unrealized appreciation on short term investments based on a cost of $707,680,556 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$39,875
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,309)

Net unrealized appreciation	$22,566

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Security payable on demand at par including accrued interest with seven days notice. The interest rate changes monthly based upon 1 Month Libor. The spread to 1 Month Libor changes each month. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 Month Libor +2 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Interest rate changes monthly based upon 1 Month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	06/15/2011	Australian Dollar	37,700,000	$38,648,997	$1,032,314
Sell	06/15/2011	Australian Dollar	9,200,000	9,431,585	(60,162)
Buy	06/15/2011	British Pound	3,812,500	6,110,151	17,269
Buy	06/15/2011	British Pound	5,000,000	8,013,313	(66,587)
Buy	06/15/2011	Canadian Dollar	3,000,000	3,089,284	1,285
Buy	06/15/2011	Euro	13,375,000	18,928,618	291,090
Buy	06/15/2011	Japanese Yen	8,850,000,000	106,443,015	(1,517,898)
Sell	06/15/2011	Japanese Yen	2,737,500,000	32,925,170	454,199
Buy	06/15/2011	Swedish Krona	46,000,000	7,261,072	61,705
Buy	06/15/2011	Swiss Franc	23,625,000	25,733,844	228,338
Buy	06/15/2011	Swiss Franc	1,125,000	1,225,421	(17,875)
Sell	06/15/2011	Swiss Franc	875,000	953,105	18,656

Total					$442,334

(1)	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price of the fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At March 31, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	06/17/2011	245	$61,443,832	$2,933,957
E-Mini S&P 500	06/17/2011	2,491	164,530,550	1,595,397
Euro Dollar	09/19/2011	2,349	584,548,650	469,487
FTSE 100	06/17/2011	841	79,389,642	4,033,663
German Euro Bund	06/08/2011	152	26,125,448	(168,264)
Hang Seng	04/28/2011	253	38,241,671	478,123
TOPIX	06/10/2011	307	31,962,251	(429,815)
UK Long Gilt	06/28/2011	208	39,096,515	225,743
10 Year Japan Government Bond	06/09/2011	30	50,330,608	(60,952)
10 Year U.S. Treasury Note	06/21/2011	380	45,231,875	183,391

Total				$9,260,730

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	06/15/2011	320	$21,158,000	$380,000
Brent Crude Oil	05/16/2011	99	11,602,800	246,510
Copper	06/15/2011	94	22,158,738	(143,981)
Gas Oil	05/12/2011	88	8,705,400	110,000
Gold	06/28/2011	509	73,290,910	129,900
Heating Oil	04/29/2011	65	8,497,125	253,352
Light Sweet Crude Oil	04/19/2011	134	14,300,480	888,560
Nickel	06/15/2011	111	17,381,934	(328,542)
Zinc	06/15/2011	196	11,556,650	(200,900)

Total				$1,334,899

At March 31, 2011, open futures contracts sold were as follows:

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	06/15/2011	136	$8,992,150	$(114,206)
Copper	06/15/2011	21	4,950,356	52,500
Natural Gas	04/27/2011	107	4,696,230	(255,150)
Nickel	06/15/2011	38	5,950,572	7,428
Zinc	06/15/2011	61	3,596,713	(37,942)

Total				$(347,370)

(2)	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$707,703,122	$—	$707,703,122
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,104,856	—	2,104,856
Futures Contracts (unrealized appreciation)	11,988,011	—	—	11,988,011

Total	$11,988,011	$709,807,978	$—	$721,795,989

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,662,522)	$—	$(1,662,522)
Futures Contracts (unrealized depreciation)	(1,739,752)	—	—	(1,739,752)

Total	$(1,739,752)	$(1,662,522)	$—	$(3,402,274)

*	Major categories of the Fund’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2011, the Fund used long contracts on U.S. and foreign equity market indices, U.S. government bonds, and short-term interest rates, and long and short contracts on foreign government bonds, commodities (through investments in the Subsidiary) and foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreement contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2011, the Fund did not hold any derivative positions subject to credit-risk-related contingent features that were in a net liability position (unrealized depreciation) by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

As of March 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $2,104,856 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $442,334.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$2,104,856	$—	$—	$—
Futures	—	9,041,140	878,621	2,068,250

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$(1,662,522)	$—	$—	$—
Futures	—	(429,815)	(229,216)	(1,080,721)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at March 31, 2011 (Unaudited)

Certificates of Deposit	60.5%
Financial Company Commercial Paper	21.6
Time Deposits	6.1
Municipal Debt	1.2

Total Investments	89.4
Other assets less liabilities (including open forward foreign currency and futures contracts)	10.6

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 51.7% of Net Assets
$7,000,000	Sumitomo Mitsui Bank (NY), 0.300%, 4/01/2011	$7,000,000
1,000,000	Standard Chartered Bank (NY), 0.250%, 4/11/2011(b)	1,000,015
1,500,000	Sumitomo Mitsui Bank (NY), 0.250%, 4/12/2011	1,500,000
7,000,000	Deutsche Bank AG, 0.300%, 4/13/2011	7,000,329
7,800,000	Dexia Credit Local SA (NY), 0.410%, 4/15/2011	7,800,000
13,000,000	Banco Santander (NY), 0.430%, 4/18/2011	13,000,000
8,000,000	KBC Bank NV (NY), 0.500%, 4/28/2011	8,001,680
6,000,000	Svenska Handelsbanken (NY), 0.310%, 4/29/2011	6,000,384
1,000,000	Bank of Nova Scotia (TX), 0.270%, 5/09/2011(b)	1,000,054
2,000,000	Dexia Credit Local SA (NY), 0.520%, 5/09/2011(b)	2,000,542
6,000,000	Rabobank Nederland NV (NY), 0.310%, 5/13/2011	6,000,642
13,000,000	Skandinaviska Enskilda Banken (NY), 0.300%, 5/16/2011	13,000,494
6,700,000	Landesbank Hessen Thueringen Girozentrale, 0.360%, 5/16/2011	6,700,771
9,000,000	UniCredit Bank AG (NY), 0.440%, 5/16/2011	9,000,459
5,000,000	KBC Bank NV (NY), 0.490%, 5/23/2011	5,001,615
13,000,000	Societe Generale, 0.300%, 5/31/2011	13,000,000
1,000,000	Svenska Handelsbanken (NY), 0.280%, 6/03/2011	999,964
8,000,000	Credit Industriel et Commercial (NY), 0.430%, 6/06/2011(b)	8,001,936
8,500,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.290%, 6/07/2011(b)	8,499,677
1,000,000	Svenska Handelsbanken (NY), 0.365%, 6/13/2011(b)	1,000,133
6,000,000	Landesbank Hessen Thueringen Girozentrale, 0.340%, 6/27/2011	6,000,588
12,000,000	Standard Chartered Bank (NY), 0.270%, 6/28/2011	11,999,112
13,000,000	Toronto Dominion Bank, 0.270%, 7/07/2011	13,001,417
500,000	Lloyds TSB Bank PLC (NY), 0.470%, 8/01/2011	500,119
5,000,000	Westpac Banking Corp. (NY), 0.280%, 8/04/2011(b)(c)	4,999,505
6,000,000	Royal Bank of Scotland PLC, 0.500%, 8/25/2011(b)	6,002,436
6,000,000	Canadian Imperial Bank of Commerce (NY), 0.292%, 10/24/2011(b)(d)	5,998,398

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$2,000,000	Canadian Imperial Bank of Commerce (NY), 0.288%, 11/28/2011(b)(d)	$1,999,354

	Total Certificates of Deposit (Identified Cost $176,002,168)	176,009,624

Financial Company Commercial Paper – 29.1%
14,000,000	Louis Dreyfus Corp., 0.230%, 4/01/2011, (Credit Support: Calyon)(e)	14,000,000
2,000,000	ING (US) Funding LLC, 0.240%, 4/12/2011(e)	1,999,853
5,000,000	ING (US) Funding LLC, 0.280%, 4/12/2011(e)	4,999,572
7,000,000	GE Capital Corp., 0.240%, 4/20/2011(e)	6,999,657
1,500,000	Axis Bank Ltd., 0.600%, 4/20/2011, (Credit Support: Bank of America)(b)(e)	1,499,594
6,000,000	Intesa Funding LLC, 0.330%, 4/25/2011(e)	5,998,680
7,000,000	Intesa Funding LLC, 0.410%, 4/25/2011(e)	6,998,087
6,000,000	Bank of Nova Scotia (NY), 0.270%, 5/10/2011(e)	5,998,932
5,000,000	ICICI Bank Ltd., 0.490%, 6/15/2011, (Credit Support: Bank of America)(b)(e)	4,996,875
13,000,000	Nordea North America, Inc., 0.240%, 6/17/2011(e)	12,992,902
12,500,000	Lloyds TSB Bank, 0.270%, 6/20/2011, (Credit Support: Lloyds PLC)(e)	12,492,012
7,000,000	Royal Bank of Scotland PLC, 0.360%, 6/20/2011(e)	6,995,527
13,000,000	European Investment Bank, 0.250%, 6/24/2011(e)	12,992,109

	Total Financial Company Commercial Paper (Identified Cost $98,960,615)	98,963,800

Time Deposits – 6.3%
14,000,000	Citibank, 0.130%, 4/01/2011	14,000,000
7,400,000	National Bank of Canada, 0.130%, 4/01/2011	7,400,000

	Total Time Deposits (Identified Cost $21,400,000)	21,400,000

	Total Investments — 87.1% (Identified Cost $296,362,783)(a)	296,373,424
	Other assets less liabilities — 12.9%	44,017,107

	Net Assets — 100.0%	$340,390,531

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2011, the value of the Fund’s investment in the Subsidiary was $16,686,763, representing 4.9% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2011, the net unrealized appreciation on short term investments based on a cost of $296,362,783 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,017
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,376)

Net unrealized appreciation	$10,641

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2010 post-October capital loss deferrals and post-October currency loss deferrals were $974,676 and $5,139, respectively. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Interest rate changes monthly based upon 1 Month Libor +2 BP. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 Month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	06/15/2011	Australian Dollar	13,700,000	$14,044,861	$375,138
Buy	06/15/2011	British Pound	42,750,000	68,513,823	(242,886)
Buy	06/15/2011	Canadian Dollar	16,900,000	17,402,966	7,240
Buy	06/15/2011	Euro	56,875,000	80,490,852	969,667
Buy	06/15/2011	Japanese Yen	5,537,500,000	66,602,056	(1,490,822)
Sell	06/15/2011	Japanese Yen	2,375,000,000	28,565,216	546,377
Buy	06/15/2011	New Zealand Dollar	21,900,000	16,632,161	163,842
Sell	06/15/2011	New Zealand Dollar	35,300,000	26,808,917	(1,267,208)
Buy	06/15/2011	Norwegian Krone	232,000,000	41,787,966	266,265
Sell	06/15/2011	Norwegian Krone	96,000,000	17,291,572	(196,557)
Buy	06/15/2011	Swedish Krona	160,000,000	25,255,902	284,661
Buy	06/15/2011	Swedish Krona	76,000,000	11,996,553	(52,944)
Buy	06/15/2011	Swiss Franc	27,625,000	30,090,897	157,013
Buy	06/15/2011	Swiss Franc	15,125,000	16,475,107	(140,788)

Total					$(621,002)

(1)	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At March 31, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	04/15/2011	81	$8,359,237	$370,782
ASX SPI 200	06/16/2011	42	5,283,717	287,808
CAC 40	04/15/2011	73	4,128,911	196,566
DAX	06/17/2011	18	4,514,241	215,556
E-Mini Dow	06/17/2011	218	13,354,680	482,200
E-Mini NASDAQ 100	06/17/2011	169	7,896,525	94,640
E-Mini S&P 500	06/17/2011	151	9,973,550	222,267

Euro Dollar	09/19/2011	2,317	576,585,450	346,450
Euro STOXX 50	06/17/2011	260	10,479,339	521,954
FTSE 100	06/17/2011	57	5,380,749	274,278
FTSE JSE Top 40	06/15/2011	135	5,837,029	392,150
FTSE MIB	06/17/2011	23	3,480,068	126,797
Hang Seng	04/28/2011	12	1,813,834	22,678
IBEX 35	04/15/2011	50	7,488,482	24,546
MSCI Taiwan	04/28/2011	207	6,356,970	35,190
OMXS30	04/15/2011	33	586,214	2,745
Russell 2000 Mini	06/17/2011	79	6,649,430	359,055
S&P TSE 60	06/16/2011	57	9,492,749	294,482
Sterling	09/21/2011	1,869	370,096,264	(422,566)
2 Year U.S. Treasury Note	06/30/2011	792	172,755,000	(570,016)
3 Year Australia Government Bond	06/15/2011	790	83,804,094	(219,812)
5 Year U.S. Treasury Note	06/30/2011	136	15,883,313	(81,805)
10 Year Australia Government Bond	06/15/2011	134	14,387,921	(116,256)
10 Year Canada Government Bond	06/21/2011	371	45,920,578	(498,917)
10 Year Japan Government Bond	06/09/2011	51	85,562,034	(135,369)
10 Year U.S. Treasury Note	06/21/2011	73	8,689,281	(142,406)
30 Year U.S. Treasury Bond	06/21/2011	17	2,043,187	(17,531)

Total				$2,065,466

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	06/15/2011	88	$5,818,450	$104,500
Brent Crude Oil	05/16/2011	76	8,907,200	227,240
Cocoa	05/13/2011	90	2,656,800	(282,490)
Coffee	05/18/2011	42	4,160,362	(94,688)
Copper	06/15/2011	17	4,007,431	(19,444)
Copper High Grade	05/26/2011	25	2,692,187	(90,938)
Corn	05/13/2011	62	2,149,075	(24,012)
Cotton	05/06/2011	36	3,604,140	62,085
Gas Oil	05/12/2011	129	12,761,325	161,250
Gasoline	04/29/2011	52	6,787,217	259,258
Gold	06/28/2011	48	6,911,520	24,960
Heating Oil	04/29/2011	44	5,751,900	217,174
KC Wheat	05/13/2011	35	1,589,000	(80,500)
Light Sweet Crude Oil	04/19/2011	76	8,110,720	457,050
Live Cattle	06/30/2011	181	8,758,590	511,760
Natural Gas	04/27/2011	7	307,230	3,850
Nickel	06/15/2011	18	2,818,692	(57,996)
Silver	05/26/2011	43	8,145,920	797,495
Soybean	05/13/2011	3	211,538	1,538
Soybean Meal	05/13/2011	20	741,400	4,800
Soybean Oil	05/13/2011	53	1,869,204	49,656
Sugar	04/29/2011	58	1,761,066	(183,075)
Wheat	05/13/2011	39	1,488,338	(227,763)
Zinc	06/15/2011	28	1,650,950	(28,700)

Total				$1,793,010

(2)	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

At March 31, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
EURIBOR	09/19/2011	465	$161,718,042	$172,987
Euro Schatz	06/08/2011	18	2,734,118	510
German Euro BOBL	06/08/2011	69	11,203,429	130,312
German Euro Bund	06/08/2011	1	171,878	28
MSCI Singapore	04/28/2011	22	1,280,730	(21,293)
Nikkei 225	06/10/2011	1	117,336	(3,126)
SGX CNX Nifty	04/28/2011	5	58,690	(1,485)
UK Long Gilt	06/28/2011	55	10,338,021	11,133

Total				$289,066

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$296,373,424	$—	$296,373,424
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,770,203	—	2,770,203
Futures Contracts (unrealized appreciation)	7,467,730	—	—	7,467,730

Total	$7,467,730	$299,143,627	$—	$306,611,357

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,391,205)	$—	$(3,391,205)
Futures Contracts (unrealized depreciation)	(3,320,188)	—	—	(3,320,188)

Total	$(3,320,188)	$(3,391,205)	$—	$(6,711,393)

*	Major categories of the Fund’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of trends in a particular asset class. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices, currencies and commodities. During the period ended March 31, 2011, the Fund used long contracts on short-term interest rates, and long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, and commodities (through investments in the Subsidiary), in accordance with these objectives.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2011, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS	$(621,002)	$10,081,000

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of March 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $2,770,203 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$2,770,203	$—	$—	$—
Futures	—	3,923,694	661,420	2,882,616

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$(3,391,205)	$—	$—	$—
Futures	—	(25,904)	(2,204,678)	(1,089,606)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at March 31, 2011 (Unaudited)

Certificates of Deposit	51.7%
Financial Company Commercial Paper	29.1
Time Deposits	6.3

Total Investments	87.1
Other assets less liabilities (including open forward foreign currency and futures contracts)	12.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Harris Associates Large Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.7% of Net Assets

	Aerospace & Defense – 5.1%
65,400	Boeing Co. (The)	$4,835,022
16,100	General Dynamics Corp.	1,232,616
66	Huntington Ingalls Industries, Inc.(b)	2,739
21,400	Northrop Grumman Corp.	1,341,994

		7,412,371

	Air Freight & Logistics – 2.1%
32,500	FedEx Corp.	3,040,375

	Automobiles – 1.0%
18,700	Toyota Motor Corp., Sponsored ADR	1,500,675

	Capital Markets – 7.0%
187,500	Bank of New York Mellon Corp. (The)	5,600,625
37,100	Franklin Resources, Inc.	4,640,468

		10,241,093

	Commercial Banks – 3.4%
155,400	Wells Fargo & Co.	4,926,180

	Commercial Services & Supplies – 2.5%
122,500	Republic Services, Inc.	3,679,900

	Communications Equipment – 1.2%
101,900	Cisco Systems, Inc.	1,747,585

	Consumer Finance – 1.1%
68,450	Discover Financial Services	1,651,014

	Diversified Financial Services – 6.5%
12,100	CME Group, Inc., Class A	3,648,755
128,200	JPMorgan Chase & Co.	5,910,020

		9,558,775

	Electrical Equipment – 2.5%
37,800	Rockwell Automation, Inc.	3,577,770

	Energy Equipment & Services – 4.2%
33,400	National-Oilwell Varco, Inc.	2,647,618
44,000	Transocean Ltd.(b)	3,429,800

		6,077,418

	Food & Staples Retailing – 0.9%
34,300	Walgreen Co.	1,376,802

	Health Care Equipment & Supplies – 5.9%
93,700	Baxter International, Inc.	5,038,249
89,100	Medtronic, Inc.	3,506,085

		8,544,334

	Hotels, Restaurants & Leisure – 7.9%
157,000	Carnival Corp.	6,022,520

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
54,300	Marriott International, Inc., Class A	$1,931,994
29,100	McDonald’s Corp.	2,214,219
23,100	Starwood Hotels & Resorts Worldwide, Inc.	1,342,572

		11,511,305

	Household Products – 1.5%
27,100	Colgate-Palmolive Co.	2,188,596

	Independent Power Producers & Energy Traders – 0.8%
71,800	Calpine Corp.(b)	1,139,466

	Insurance – 2.3%
107,600	Allstate Corp. (The)	3,419,528

	IT Services – 5.3%
16,200	MasterCard, Inc., Class A	4,077,864
49,700	Visa, Inc., Class A	3,658,914

		7,736,778

	Machinery – 3.9%
13,200	Caterpillar, Inc.	1,469,820
78,500	Illinois Tool Works, Inc.	4,217,020

		5,686,840

	Media – 6.9%
195,400	Comcast Corp., Special Class A	4,537,188
80,100	Omnicom Group, Inc.	3,929,706
38,200	Walt Disney Co. (The)	1,646,038

		10,112,932

	Oil, Gas & Consumable Fuels – 11.9%
32,100	Apache Corp.	4,202,532
62,400	Range Resources Corp.	3,647,904
72,100	Ultra Petroleum Corp.(b)	3,550,925
191,700	Williams Cos., Inc. (The)	5,977,206

		17,378,567

	Semiconductors & Semiconductor Equipment – 11.4%
365,700	Applied Materials, Inc.	5,712,234
362,400	Intel Corp.	7,309,608
104,800	Texas Instruments, Inc.	3,621,888

		16,643,730

	Software – 1.7%
96,100	Microsoft Corp.	2,437,096

	Textiles, Apparel & Luxury Goods – 0.7%
13,500	NIKE, Inc., Class B	1,021,950

	Total Common Stocks (Identified Cost $126,698,539)	142,611,080

Principal Amount	Description	Value (†)
Short-Term Investments – 1.7%
$2,484,054	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $2,484,054 on 4/1/2011, collateralized by $2,665,000 Federal Home Loan Mortgage Corp., 3.310% due 11/10/2020 valued at $2,535,081 including accrued interest (c) (Identified Cost $2,484,054)	$2,484,054

	Total Investments – 99.4% (Identified Cost $129,182,593)(a)	145,095,134
	Other assets less liabilities – 0.6%	896,470

	Net Assets – 100.0%	$145,991,604

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $129,182,593 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,968,461
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,055,920)

Net unrealized appreciation	$15,912,541

At December 31, 2010, the Fund had a capital loss carryforward of $19,962,109 of which $9,965,466 expires on December 31, 2011, $9,206,549 expires on December 31, 2017 and $790,094 expires on December 31, 2018. At December 31, 2010 post-October capital loss deferrals were $618,746. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$142,611,080	$—	$—	$142,611,080
Short-Term Investments	—	2,484,054	—	2,484,054

Total	$142,611,080	$2,484,054	$—	$145,095,134

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	11.9%
Semiconductors & Semiconductor Equipment	11.4
Hotels, Restaurants & Leisure	7.9
Capital Markets	7.0
Media	6.9
Diversified Financial Services	6.5
Health Care Equipment & Supplies	5.9
IT Services	5.3
Aerospace & Defense	5.1
Energy Equipment & Services	4.2
Machinery	3.9
Commercial Banks	3.4
Commercial Services & Supplies	2.5
Electrical Equipment	2.5
Insurance	2.3
Air Freight & Logistics	2.1
Other Investments, less than 2% each	8.9
Short-Term Investments	1.7

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Loomis Sayles Absolute Strategies Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 63.7% of Net Assets

Non-Convertible Bonds – 58.2%

	ABS Car Loan – 0.3%
$730,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	$730,000
425,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	425,000

		1,155,000

	ABS Home Equity – 1.3%
366,705	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.540%, 11/25/2045(b)	245,321
4,404,917	Argent Securities, Inc., Series 2006-M2, Class A2C, 0.400%, 9/25/2036(b)	1,575,005
2,500,000	Asset Backed Securities Corp. Home Equity, Series 2006-HE7, Class A4, 0.390%, 11/25/2036(b)	1,034,570
817,064	Fremont Home Loan Trust, Series 2006-D, Class 2A3, 0.400%, 11/25/2036(b)	334,044
2,022,763	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.320%, 12/25/2046(b)	1,003,290
3,000,000	Novastar Home Equity Loan, Series 2007-1, Class A2C, 0.430%, 3/25/2037(b)	969,018

		5,161,248

	Airlines – 0.1%
208,442	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	204,274

	Automotive – 2.2%
3,000,000	Ford Credit Canada Ltd., 4.875%, 3/17/2014, (CAD)	3,099,422
4,050,000	Lear Corp., 8.125%, 3/15/2020	4,455,000
1,050,000	Navistar International Corp., 8.250%, 11/01/2021	1,164,188

		8,718,610

	Banking – 2.5%
6,200,000	Citigroup Capital XXI, (fixed rate to 12/21/2037, variable rate thereafter), 8.300%, 12/21/2077	6,448,000
1,000,000	Lloyds TSB Bank PLC, MTN, 5.800%, 1/13/2020, 144A	1,000,986
500,000	Lloyds TSB Bank PLC, 6.375%, 1/21/2021	521,048
1,000,000	Morgan Stanley, GMTN, 4.500%, 2/23/2016, (EUR)	1,394,510
600,000	Morgan Stanley, 5.750%, 1/25/2021	605,578

		9,970,122

	Building Materials – 0.2%
1,000,000	Odebrecht Finance Ltd., 6.000%, 4/05/2023, 144A	990,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – 1.8%
$6,750,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	$7,138,125

	Collateralized Mortgage Obligations – 5.4%
825,689	Banc of America Funding Corp., Series 2005-B, Class 3A1, 0.484%, 4/20/2035(b)	639,368
781,870	Banc of America Funding Corp., Series 2004-B, Class 4A2, 3.071%, 11/20/2034(b)	660,116
1,342,210	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.520%, 2/25/2036(b)	1,241,559
995,685	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.845%, 10/25/2036(b)	686,333
805,447	Bella Vista Mortgage Trust, Series 2005-1, Class 2A, 0.524%, 2/22/2035(b)	501,688
698,662	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.460%, 5/25/2035(b)	465,311
923,917	Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.484%, 7/20/2035(b)	607,743
290,797	Countrywide Alternative Loan Trust, Series 2005-17, Class 2A1, 0.490%, 7/25/2035(b)	185,195
511,540	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.550%, 5/25/2035(b)	332,321
264,710	Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 0.604%, 1/19/2035(b)	168,754
228,079	Harborview Mortgage Loan Trust, Series 2005-14, Class 2A1A, 2.920%, 12/19/2035(b)	175,855
3,364,878	Impac CMB Trust, Series 2005-3, Class A1, 0.730%, 8/25/2035(b)	2,471,991
1,254,616	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A1, 0.410%, 12/25/2036(b)	715,088
1,427,819	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.370%, 7/25/2037(b)(c)	633,265
455,682	Luminent Mortgage Pass Through Trust, Series 2006-6, Class A1, 0.450%, 10/25/2046(b)	312,107
696,407	Master Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.410%, 1/25/2047(b)	410,344
1,357,602	Master Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1, 0.490%, 5/25/2037(b)	722,350
1,582,052	Master Adjustable Rate Mortgages Trust, Series 2004-15, Class 4A1, 2.969%, 12/25/2034(b)	1,374,045
2,137,929	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	1,920,938
2,800,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	2,489,976
455,239	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.776%, 10/25/2035(b)	443,692
2,573,727	Residential Accredit Loans, Inc., Series 2007-QA1, Class A3, 0.420%, 1/25/2037(b)	1,235,466
1,501,533	Sequoia Mortgage Trust, Series 2004-6, Class A1, 1.988%, 7/20/2034(b)	1,308,068
1,004,224	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2, 2.593%, 4/25/2034(b)	910,636
659,962	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.984%, 9/25/2046(b)	536,631

		21,148,840

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – 5.5%
$475,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.905%, 6/15/2039(b)	$503,000
1,400,000	Crown Castle Towers LLC, 4.883%, 8/15/2040, 144A	1,400,944
350,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	379,348
3,774,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.729%, 11/10/2046, 144A(b)	3,577,658
2,105,000	Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/2027, 144A	2,129,069
2,000,000	FREMF Mortgage Trust, Series 2011-K701, Class B, 4.437%, 7/25/2048, 144A(b)	1,932,194
750,000	FREMF Mortgage Trust, Series 2011-K10, Class B, 4.756%, 11/25/2049, 144A(b)	704,081
250,000	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 6.002%, 8/10/2045(b)	265,434
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,590,230
2,430,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	2,545,066
1,300,000	Morgan Stanley Capital I, Series 2011-C1, Class D, 5.442%, 9/15/2047, 144A(b)	1,269,113
1,300,000	Morgan Stanley Capital I, Series 2011-C1, Class E, 5.442%, 9/15/2047, 144A(b)	1,213,515
300,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 6.002%, 8/12/2045, 144A(b)	307,270
1,000,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 6.002%, 8/15/2045, 144A(b)	1,024,234
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.647%, 2/15/2044, 144A(b)	1,928,355

		21,769,511

	Construction Machinery – 0.5%
1,808,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,893,880

	Consumer Cyclical Services – 0.9%
3,400,000	West Corp., 11.000%, 10/15/2016	3,655,000

	Consumer Products – 0.7%
2,400,000	Acco Brands Corp., 10.625%, 3/15/2015	2,706,000

	Diversified Manufacturing – 0.8%
500,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	516,250
2,500,000	Votorantim Cimentos SA, 7.250%, 4/05/2041, 144A	2,484,875

		3,001,125

	Electric – 0.9%
3,250,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	3,518,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.9%
$3,650,000	Chiquita Brands International, Inc., 7.500%, 11/01/2014	$3,700,187

	Gaming – 2.6%
2,750,000	Caesars Entertainment Operating Co, Inc., 11.250%, 6/01/2017	3,124,687
2,450,000	MGM Resorts International, 6.750%, 9/01/2012	2,499,000
1,000,000	MGM Resorts International, 6.750%, 4/01/2013	1,007,500
500,000	MGM Resorts International, 6.875%, 4/01/2016	465,000
250,000	MGM Resorts International, 7.500%, 6/01/2016	236,250
2,500,000	MGM Resorts International, 9.000%, 3/15/2020	2,740,625

		10,073,062

	Government Owned - No Guarantee – 0.1%
400,000	Petrobras International Finance Co., 6.750%, 1/27/2041	412,083

	Healthcare – 2.2%
250,000	Biomet, Inc., 10.000%, 10/15/2017	274,063
4,150,000	Biomet, Inc., 11.625%, 10/15/2017	4,627,250
1,750,000	HCA, Inc., 7.250%, 9/15/2020	1,872,500
250,000	HCA, Inc., 8.500%, 4/15/2019	277,500
1,000,000	HCA, Inc., 9.250%, 11/15/2016	1,076,250
450,000	Owens & Minor, Inc., 6.350%, 4/15/2016(d)	461,697

		8,589,260

	Hybrid ARMs – 0.9%
2,379,662	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 3.262%, 4/25/2035(b)	1,215,560
1,534,768	Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.640%, 12/25/2034(b)	956,016
853,762	Lehman XS Trust, Series 2006-4N, Class A2A, 0.470%, 4/25/2046(b)	458,509
1,307,105	Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 0.510%, 4/25/2035(b)	1,049,954

		3,680,039

	Independent Energy – 0.6%
2,250,000	Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	2,385,000

	Industrial Other – 0.2%
155,000	Dycom Investments, Inc., 7.125%, 1/15/2021, 144A	157,713

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Industrial Other – continued
$750,000	Steelcase, Inc., 6.375%, 2/15/2021	$764,035

		921,748

	Integrated Energy – 0.2%
750,000	Eni SpA, Series EX2, 5.700%, 10/01/2040, 144A	690,220

	Life Insurance – 1.2%
500,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	520,887
3,870,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	4,165,088

		4,685,975

	Lodging – 0.3%
450,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	476,838
520,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	573,638

		1,050,476

	Media Cable – 0.4%
1,500,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	1,493,610

	Media Non-Cable – 2.7%
250,000	Intelsat SA, 6.500%, 11/01/2013	265,312
6,500,000	Intelsat SA, 11.250%, 2/04/2017	7,101,250
1,000,000	R. R. Donnelley & Sons Co., 6.125%, 1/15/2017	1,039,472
2,000,000	R. R. Donnelley & Sons Co., 7.625%, 6/15/2020	2,104,158

		10,510,192

	Metals & Mining – 1.2%
1,150,000	Boart Longyear Management Pty Ltd., 7.000%, 4/01/2021, 144A	1,178,750
3,675,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	3,675,000

		4,853,750

	Non-Captive Consumer – 4.6%
4,050,000	Residential Capital LLC, 9.625%, 5/15/2015	4,085,437
1,175,000	SLM Corp., MTN, 6.250%, 1/25/2016	1,224,938
5,850,000	SLM Corp., MTN, 8.000%, 3/25/2020	6,376,500
2,900,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	3,832,433

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$1,000,000	Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	$982,500
500,000	Springleaf Finance Corp., Series J, MTN, 5.200%, 12/15/2011	498,750
1,000,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	977,500

		17,978,058

	Non-Captive Diversified – 1.6%
2,500,000	CIT Group, Inc., 7.000%, 5/01/2014	2,546,875
500,000	CIT Group, Inc., 7.000%, 5/01/2017	500,625
3,000,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	3,223,500

		6,271,000

	Oil Field Services – 0.1%
180,000	Basic Energy Services, Inc., 7.750%, 2/15/2019, 144A	185,400
157,000	Parker Drilling Co., 9.125%, 4/01/2018	168,775

		354,175

	Packaging – 0.6%
1,000,000	Beverage Packaging Holdings SA, 8.000%, 12/15/2016, 144A, (EUR)	1,388,855
750,000	Packaging Dynamics Corp., 8.750%, 2/01/2016, 144A	766,875
145,000	Reynolds Group Holdings Ltd., 8.250%, 2/15/2021, 144A	143,550

		2,299,280

	Pharmaceuticals – 0.4%
1,300,000	Valeant Pharmaceuticals International, 6.500%, 7/15/2016, 144A	1,283,750
500,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	492,500

		1,776,250

	Pipelines – 1.3%
860,000	Tennessee Gas Pipeline Co., 7.000%, 3/15/2027	950,441
1,140,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	1,266,776
2,300,000	Tennessee Gas Pipeline Co., 8.375%, 6/15/2032	2,848,104

		5,065,321

	Sovereigns – 2.7%
18,475,000,000	Indonesia Recapitalization Bond, 14.275%, 12/15/2013, (IDR)	2,493,623
790,000(††)	Mexican Fixed Rate Bonds, Series M, 6.000%, 6/18/2015, (MXN)	6,448,937

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Sovereigns – continued
200,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 8.000%, 12/19/2013, (MXN)	$1,757,122

			10,699,682

		Supranational – 0.6%
66,750,000		International Bank for Reconstruction & Development, Series GDIF, 6.250%, 5/28/2013, (RUB)	2,389,332

		Technology – 3.5%
1,250,000		Brocade Communications Systems, Inc., 6.625%, 1/15/2018	1,323,438
3,250,000		Brocade Communications Systems, Inc., 6.875%, 1/15/2020	3,510,000
75,000		CommScope, Inc., 8.250%, 1/15/2019, 144A	78,375
2,500,000		First Data Corp., 8.875%, 8/15/2020, 144A	2,743,750
2,339,000		Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2,485,187
250,000		SunGard Data Systems, Inc., 10.250%, 8/15/2015	262,500
3,000,000		SunGard Data Systems, Inc., 10.625%, 5/15/2015	3,288,750

			13,692,000

		Treasuries – 1.4%
3,400,000		Canadian Government, 2.000%, 6/01/2016, (CAD)	3,381,063
11,585,000		South Africa Government Bond, 13.500%, 9/15/2015, (ZAR)	2,070,812

			5,451,875

		Wireless – 1.8%
5,600,000		Clearwire Corp., 12.000%, 12/01/2015, 144A	6,048,000
250,000		Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	250,625
1,005,000		Sprint Capital Corp., 6.875%, 11/15/2028	927,112

			7,225,737

		Wirelines – 3.0%
800,000		Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	854,000
3,500,000		Qwest Corp., 7.125%, 11/15/2043	3,447,500
1,534,000		Qwest Corp., 7.200%, 11/10/2026	1,541,670
4,525,000		Qwest Corp., 7.500%, 6/15/2023	4,536,312
250,000		Telecom Italia Capital SA, 7.200%, 7/18/2036	250,889

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,250,000	Telecom Italia Capital SA, 7.721%, 6/04/2038	$1,324,228

		11,954,599

	Total Non-Convertible Bonds (Identified Cost $229,137,667)	229,232,771

Convertible Bonds – 5.3%

	Automotive – 1.2%
1,610,000	Ford Motor Co., 4.250%, 11/15/2016	2,918,125
905,000	TRW Automotive, Inc., 3.500%, 12/01/2015, 144A	1,811,131

		4,729,256

	Diversified Manufacturing – 0.9%
2,060,000	EMC Corp., Series B, 1.750%, 12/01/2013	3,512,300

	Healthcare – 0.4%
1,210,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2016), 2.000%, 12/15/2037(e)	1,471,663

	Metals & Mining – 1.1%
1,835,000	Alpha Natural Resources, Inc., 2.375%, 4/15/2015	2,495,600
1,020,000	United States Steel Corp., 4.000%, 5/15/2014	1,860,225

		4,355,825

	Pharmaceuticals – 0.6%
2,010,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	2,442,150

	Technology – 1.1%
175,000	Ciena Corp., 0.875%, 6/15/2017	170,844
1,655,000	Intel Corp., 3.250%, 8/01/2039	1,946,693
1,810,000	SanDisk Corp., 1.500%, 8/15/2017	2,049,825

		4,167,362

	Total Convertible Bonds (Identified Cost $20,631,001)	20,678,556

Municipals – 0.2%

	California – 0.2%
975,000	California Health Facilities Financing Authority, Series A, 5.250%, 11/15/2046 (Identified Cost $844,965)	837,067

	Total Bonds and Notes (Identified Cost $250,613,633)	250,748,394

Principal Amount (‡)	Description	Value (†)
Bank Loans – 9.9%

	Airlines – 0.2%
$900,000	Allegiant Travel Company, Term Loan B, 5.750%, 3/10/2017(f)	$905,625

	Automotive – 0.0%
114,713	UCI International, Inc., New Term Loan B, 5.500%, 7/26/2017(f)	115,429

	Building Materials – 0.4%
937,650	CPG International, Inc., New Term Loan B, 6.000%, 2/18/2017(f)	937,069
405,000	JMC Steel Group, Inc., Term Loan, 4.750%, 4/03/2017(f)	406,182

		1,343,251

	Chemicals – 0.9%
74,678	Houghton International, Inc., New Term Loan B, 6.750%, 1/29/2016(f)	75,192
2,400,000	PQ Corporation, 2nd Lien Term Loan, 7/30/2015(g)	2,365,200
1,092,263	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(f)	1,095,955

		3,536,347

	Consumer Cyclical Services – 0.4%
335,000	Allied Security Holdings LLC, 2nd Lien Term Loan, 8.500%, 2/05/2018(f)	338,350
94,688	IWCO Direct, Inc., Delayed Draw Term Loan, 3.629%, 8/07/2014(f)	80,722
902,729	IWCO Direct, Inc., Term Loan B, 3.629%, 8/07/2014(f)	769,576
187,031	Language Line, LLC, New Term Loan B, 6.250%, 6/20/2016(f)	187,420

		1,376,068

	Consumer Products – 0.6%
108,728	Advantage Sales & Marketing, Inc., Term Loan B, 5.250%, 12/18/2017(f)	108,808
347,130	NBTY, Inc., New Term Loan B, 4.250%, 10/02/2017(f)	347,619
1,735,650	Visant Holding Corp., Term Loan B, 5.250%, 12/31/2016(f)	1,731,311

		2,187,738

	Financial Other – 0.1%
535,000	Interactive Data Corp., New Term Loan B, 4.750%, 2/12/2018(f)	535,503

	Food & Beverage – 0.1%
345,000	Del Monte Corporation, Term Loan, 4.500%, 3/08/2018(f)	345,576

	Gaming – 0.4%
1,400,000	Isle of Capri Casinos, Inc., New Term Loan B, 3/24/2017(g)	1,406,412

Principal Amount (‡)	Description	Value (†)
Bank Loans – continued

	Healthcare – 1.4%
$1,500,000	CareStream Health, Inc., Term Loan B, 2/25/2017(g)	$1,470,810
1,451,000	CareStream Health, Inc., Term Loan B, 5.000%, 2/25/2017(f)	1,422,764
1,750,000	HCR Healthcare, LLC, New Term Loan, 2/04/2018(g)	1,717,187
997,288	Universal Health Services, Inc., New Term Loan B, 4.000%, 11/15/2016(f)	1,001,736

		5,612,497

	Independent Energy – 0.5%
2,100,000	MEG Energy Corp., New Term Loan B, 3/16/2018(g)	2,113,776

	Industrial Other – 0.0%
105,000	CommScope, Inc., New Term Loan B, 5.000%, 1/14/2018(f)	105,656

	Media Cable – 0.1%
184,538	Weather Channel, New Term Loan B, 4.250%, 2/13/2017(f)	185,743

	Media Non-Cable – 0.6%
2,400,000	RBS International Direct Marketing, LLC, Term Loan B, 6.500%, 3/23/2017(f)	2,376,000
75,000	Rovi Solutions Corporation, Tranche B Term Loan, 4.000%, 2/07/2018(f)	75,469

		2,451,469

	Metals & Mining – 0.5%
2,100,000	Fairmount Minerals Ltd., New Term Loan B, 3/01/2017(g)	2,101,575

	Oil Field Services – 0.4%
1,682,510	CCS Income Trust, Tranche B Term Loan, 3.304%, 11/14/2014(f)	1,594,178

	Pharmaceuticals – 0.6%
204,561	inVentiv Health, Inc., Add on Term Loan C, 4.750%, 8/04/2016(f)	205,328
445,714	Warner Chilcott Company, LLC, New Term Loan B2, 4.250%, 3/15/2018(f)	448,723
891,429	Warner Chilcott Corporation, New Term Loan B1, 4.250%, 3/15/2018(f)	897,446
612,857	WC Luxco S.a.r.l., New Term Loan B3, 4.250%, 3/15/2018(f)	616,994

		2,168,491

	Retailers – 1.3%
400,000	General Nutrition Centers, Inc., New Term Loan B, 4.250%, 3/02/2018(f)	399,700
860,000	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 12/22/2017(g)	867,525
249,375	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, 12/22/2017(f)	251,557

Principal Amount (‡)	Description	Value (†)
Bank Loans – continued

Retailers – continued
$300,000	J. Crew Operating Corp., New Term Loan B, 4.750%, 3/07/2018(f)	$298,950
2,650,000	Jo-Ann Stores, Inc., Term Loan, 4.750%, 3/16/2018(f)	2,622,679
700,000	Savers, Inc., New Term Loan B, 4.250%, 3/03/2017(f)	704,375

		5,144,786

	Supermarket – 0.1%
420,000	Acosta, Inc., Term Loan, 4.750%, 3/01/2018(f)	420,449

	Technology – 0.4%
1,500,000	First Data Corporation, Term Loan B2, 3.002%, 9/24/2014(f)	1,436,250
250,000	Sungard Data Systems, Inc., Add on Term Loan, 3.760%, 2/28/2014(f)	250,312

		1,686,562

	Transportation Services – 0.2%
700,000	Hertz Corporation, (The), Term Loan B, 3.750%, 3/09/2018(f)	700,497

	Wireless – 0.1%
64,838	Syniverse Technologies, Inc., Term Loan B, 5.250%, 12/21/2017(f)	65,053
310,000	TowerCo Finance LLC, Term Loan B, 5.250%, 2/02/2017(f)	311,163

		376,216

	Wirelines – 0.6%
2,500,000	Global Tel*Link Corporation, New Term Loan B, 5.000%, 11/10/2016(f)	2,499,225

	Total Bank Loans (Identified Cost $38,854,073)	38,913,069

Shares
Preferred Stocks – 3.0%

Convertible Preferred Stocks – 2.1%

	Automotive – 0.9%
72,200	General Motors Co., Series B, 4.750%	3,480,040

	Commercial Banks – 0.6%
2,500	Wells Fargo & Co., Series L, Class A, 7.500%	2,588,000

	Household Durables – 0.4%
13,800	Stanley Black & Decker, Inc., 4.750%	1,652,412

	Oil, Gas & Consumable Fuels – 0.1%
3,850	Apache Corp., Series D, 6.000%	272,811

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	REITs - Healthcare – 0.1%
8,000	Health Care REIT, Inc., Series I, 6.500%	$416,800

	Total Convertible Preferred Stocks (Identified Cost $8,557,533)	8,410,063

Non-Convertible Preferred Stocks – 0.9%

	Banking – 0.9%
129,400	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	3,221,931
275	Ally Financial, Inc., Series G, 7.000%, 144A	255,887

		3,477,818

	Total Non-Convertible Preferred Stocks (Identified Cost $3,490,062)	3,477,818

	Total Preferred Stocks (Identified Cost $12,047,595)	11,887,881

Par Value/ Shares(†††)
Purchased Options – 0.2%

	Options on Currency – 0.2%
2,950,000	CAD Call/JPY Put, expiring May 20, 2011 at 83.9500(h)(i)	93,849
10,500,000	JPY Put/USD Call, expiring June 24, 2011 at 80.8000(h)(i)	402,140
8,500,000	TRY Put/USD Call, expiring May 06, 2011 at 1.6650(h)(i)	7,854

		503,843

	Options on Securities – 0.0%
65,000	FedEx Corp., Put expiring April 16, 2011 at 85(i)	11,700
50,000	SPDR S&P 500 ETF Trust, Put expiring April 16, 2011 at 130(i)	40,000

		51,700

	Total Purchased Options (Identified Cost $721,190)	555,543

Principal Amount (‡)
Short-Term Investments – 24.9%
$14,676	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2011 at 0.000% to be repurchased at $14,676 on 4/01/2011 collateralized by $15,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $15,242 including accrued interest(j)	14,676
67,978,038	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $67,978,038 on 4/01/2011 collateralized by $69,425,000 U.S. Treasury Note, 0.625% due 1/31/2013 valued at $69,338,219 including accrued interest(j)	67,978,038
30,000,000	U.S. Treasury Bill, 0.165%, 9/22/2011(k)(l)(m)	29,976,090

	Total Short-Term Investments (Identified Cost $97,968,789)	97,968,804

	Total Investments – 101.7% (Identified Cost $400,205,280)(a)	400,073,691
	Other assets less liabilities – (1.7)%	(6,564,098)

	Net Assets – 100.0%	$393,509,593

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Other exchange-traded options are valued at the average of the closing bid and asked quotations. Options on futures contracts are valued using the current settlement price. Over-the-counter option contracts are valued based on quotations obtained from broker-dealers. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Options on currency are expressed at par value. Options on securities are expressed as shares.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2011, the net unrealized depreciation on investments based on a cost of $400,415,297 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,511,855
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,853,461)

Net unrealized depreciation	$(341,606)

(b)	Variable rate security. Rate as of March 31, 2011 is disclosed.
(c)	The issuer has made partial payment with respect to interest and/or principal. Income is not being accrued.
(d)	Illiquid security. At March 31, 2011, the value of this security amounted to $461,697 or 0.1% of net assets.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Variable rate security. Rate shown represents the weighted average rate at March 31, 2011.
(g)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(h)	Counterparty is UBS.
(i)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(k)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	All or a portion of this security has been pledged as initial margin for open futures contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of Rule 144A holdings amounted to $52,893,273 or 13.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ETF	Exchange Traded Funds
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also make or receive upfront payments. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of credit default swaps are not recorded in the financial statements. Credit default swaps are marked-to market daily. Fluctuations in the value of credit default swaps are recorded in the Consolidated Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Consolidated Statements of Operations as realized gain or loss when received or paid. Upfront fees paid or received by the Fund are recorded on the Consolidated Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Fund covers its net obligations under outstanding credit default swaps by segregating or earmarking liquid assets.

At March 31, 2011, the Fund had the following open credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value	Unamortized Up Front Payment Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Payable
Buy Protection

Bank of America	Markit CDX. NA. HY. 15	(5.00%)	12/20/2015	$2,000,000	$(92,920)	$(66,313)	$26,607	$(3,056)
UBS	Markit CDX. 15. HY	(5.00%)	12/20/2015	1,500,000	(69,813)	(49,735)	20,078	(1,458)
UBS	Markit CDX. 15. HY	(5.00%)	12/20/2015	5,000,000	(156,901)	(165,783)	(8,882)	(7,473)

Total						$(281,831)	$37,803	$(11,987)

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy(1)	04/18/2011	Canadian Dollar	4,980,000	$5,134,810	$84,509
Sell(1)	04/18/2011	Canadian Dollar	4,980,000	5,134,810	(128,728)
Buy(3)	01/30/2012	Chinese Renminbi	4,250,000	659,024	1,027
Buy(3)	01/30/2012	Chinese Renminbi	18,765,000	2,909,783	(7,921)
Buy(1)	04/27/2011	Columbian Peso	1,725,000,000	923,992	10,342
Sell(1)	04/27/2011	Columbian Peso	1,725,000,000	923,992	9,198
Sell(1)	04/18/2011	Euro	980,000	1,388,494	(25,343)
Sell(1)	04/26/2011	Euro	2,620,000	3,711,544	3,825
Sell(1)	04/29/2011	Euro	1,015,000	1,437,789	(10,456)
Buy(4)	04/18/2011	Indonesian Rupiah	22,330,000,000	2,558,696	15,778
Sell(4)	04/18/2011	Indonesian Rupiah	22,330,000,000	2,558,696	(41,222)
Buy(1)	04/04/2011	Japanese Yen	314,965,000	3,786,547	(60,823)
Sell(1)	04/04/2011	Japanese Yen	314,965,000	3,786,547	54,299
Buy(1)	04/25/2011	Malaysian Ringgit	8,820,000	2,908,060	3,687
Buy(1)	04/15/2011	Mexican Peso	36,900,000	3,099,087	57,042
Sell(1)	04/15/2011	Mexican Peso	36,900,000	3,099,087	(11,014)
Buy(2)	04/14/2011	New Russian Ruble	25,800,000	906,689	2,299
Sell(2)	04/14/2011	New Russian Ruble	25,800,000	906,689	(12,099)
Buy(1)	04/26/2011	New Zealand Dollar	4,650,000	3,542,935	129,625
Buy(1)	04/11/2011	Singapore Dollar	3,685,000	2,923,470	15,782
Buy(1)	04/04/2011	South African Rand	14,810,000	2,189,209	61,672
Sell(1)	04/04/2011	South African Rand	14,810,000	2,189,209	(77,868)

Total					$73,611

At March 31, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver(1) /Units of Currency		Receive/In Exchange For		Unrealized Appreciation (Depreciation)
04/07/2011	Canadian Dollar	2,965,000	Japanese Yen	249,540,330	$(57,835)
04/07/2011	Japanese Yen	250,226,742	Canadian Dollar	2,965,000	49,583

Total					$(8,252)

(1)	Counterparty is Credit Suisse.
(2)	Counterparty is Merrill Lynch
(3)	Counterparty is Morgan Stanley
(4)	Counterparty is UBS.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price of the fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At March 31, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Depreciation
30 Day Federal Funds	12/30/2011	779	$323,651,703	$(146,770)

At March 31, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500	06/17/2011	248	$16,380,400	$(390,370)
German Euro BOBL	06/08/2011	9	1,461,317	13,758
10 Year U.S. Treasury Note	06/21/2011	319	37,970,969	68,091
30 Day Federal Funds	01/31/2012	779	323,538,089	175,756
30 Year U.S. Treasury Bond	06/21/2011	114	13,701,375	35,635

Total				$(97,130)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds*	$—	$228,077,771	$1,155,000	$229,232,771
Convertible Bonds*	—	20,678,556	—	20,678,556

Municipals*	—	837,067	—	837,067

Total Bonds and Notes	—	249,593,394	1,155,000	250,748,394

Bank Loans*	—	38,913,069	—	38,913,069

Preferred Stocks*	8,410,063	3,477,818	—	11,887,881

Purchased Options*	51,700	—	503,843	555,543
Short-Term Investments	—	97,968,804	—	97,968,804

Total Investments	8,461,763	389,953,085	1,658,843	400,073,691

Credit Default Swap Agreements (unrealized appreciation)*	—	49,685	—	49,685
Forward Foreign Currency Contracts (unrealized appreciation)*	—	498,669	—	498,669
Futures Contracts (unrealized appreciation)*	293,240	—	—	293,240

Total	$8,755,003	$390,501,439	$1,658,843	$400,915,285

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Credit Default Swap Agreements (unrealized depreciation)	$—	$(8,882)	$—	$(8,882)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(433,310)	—	(433,310)
Futures Contracts (unrealized depreciation)	(537,140)	—	—	(537,140)

Total	$(537,140)	$(442,192)	$—	$(979,332)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Bonds and Notes
Non-Convertible Bonds ABS Car Loan	$—	$—	$—	$38	$1,154,962	$—	$—	$—	$1,155,000	$38
Purchased Options	—	—	—	99,409	404,434	—	—	—	503,843	99,409

Total	$—	$—	$—	$99,447	$1,559,396	$—	$—	$—	$1,658,843	$99,447

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements (including credit default swaps).

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures contracts, option contracts and swap agreements. During the period ended March 31, 2011, the Fund used forward foreign currency, futures and option contracts to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund holdings of foreign securities. During the period ended March 31, 2011, The Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invest will fail financially or otherwise be unwilling or unable to meet its obligations to the Fund. The Fund may use credit default swaps to reduce its credit exposure to issuers of bonds they hold without having to sell the bonds. As a protection buyer, the Fund have the ability to hedge the downside risk of an issuer or group of issuers. During the period ended March 31, 2011, The Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2011, the Fund engaged in option transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended March 31, 2011, The Fund engaged in futures contracts for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts, over-the-counter options and swap agreements. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2011, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Merrill Lynch	$(9,800)	$—
Morgan Stanley	(6,894)	121,378

Forward foreign currency contracts, over-the-counter options and swap agreements are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of March 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $734,446 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $219,265.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Interest Rate Contracts
Purchased Options	$503,843	$51,700	$—	$—
Forwards	498,669	—	—	—
Futures	—	—	—	293,240
Swaps	—	—	46,685	—

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Interest Rate Contracts
Forwards	$(433,310)	$—	$—	$—
Futures	—	(390,370)	—	(146,770)
Swaps	—	—	(8,882)	—

Unfunded Loan Commitments

As of March 31, 2011, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
inVentiv Health, Inc.	$409,122

Industry Summary at March 31, 2011 (Unaudited)

Commercial Mortgage-Backed Securities	5.5%
Collateralized Mortgage Obligations	5.4
Technology	5.0
Non-Captive Consumer	4.6
Automotive	4.3
Healthcare	4.0
Wirelines	3.6
Banking	3.4
Media Non-Cable	3.3
Gaming	3.0
Metals & Mining	2.8
Sovereigns	2.7
Chemicals	2.7
Other Investments, less than 2% each	26.5
Short-Term Investments	24.9

Total Investments	101.7
Other assets less liabilities (including open credit default swap agreements, forward foreign currency contracts and future contracts)	(1.7)

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 33.7% of Net Assets

Non-Convertible Bonds – 31.1%

	Automotive – 0.2%
$65,000	Navistar International Corp., 8.250%, 11/01/2021	$72,069

	Banking – 0.9%
250,000	Merrill Lynch & Co., Inc., 7.750%, 5/14/2038	287,048

	Building Materials – 0.2%
50,000	American Standard Americas, 10.750%, 1/15/2016, 144A	53,375

	Chemicals – 0.8%
270,000	PolyOne Corp., 7.375%, 9/15/2020	284,175

	Collateralized Mortgage Obligations – 0.8%
467,504	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.272%, 8/25/2046(b)	257,921

	Construction Machinery – 0.7%
125,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021, 144A	130,000
100,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.250%, 11/15/2019	114,000

		244,000

	Electric – 1.0%
250,000	Calpine Corp., 7.500%, 2/15/2021, 144A	258,750
150,000,000	Emgesa SA ESP, 8.750%, 1/25/2021, 144A, (COP)	84,470

		343,220

	Healthcare – 1.6%
240,000	Biomet, Inc., 11.625%, 10/15/2017	267,600
245,000	Omnicare, Inc., 7.750%, 6/01/2020	259,700

		527,300

	Media Non-Cable – 1.3%
150,000	Intelsat Jackson Holdings SA, 7.500%, 4/01/2021, 144A	150,375
250,000	Intelsat SA, 11.250%, 2/04/2017	273,125

		423,500

	Metals & Mining – 1.7%
150,000	ArcelorMittal, 5.500%, 3/01/2021	147,811

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Metals & Mining – continued
$175,000		ArcelorMittal, 6.750%, 3/01/2041	$171,507
225,000		Boart Longyear Management Pty Ltd., 7.000%, 4/01/2021, 144A	230,625

			549,943

		Non-Captive Consumer – 1.1%
100,000		Residential Capital LLC, 9.625%, 5/15/2015	100,875
270,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	265,613

			366,488

		Non-Captive Diversified – 1.3%
120,000		Aircastle Ltd., 9.750%, 8/01/2018	132,900
260,000		International Lease Finance Corp., 8.875%, 9/15/2015, 144A	286,000

			418,900

		Oil Field Services – 0.6%
190,000		Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/2018, 144A	194,750

		Packaging – 0.4%
135,000		Reynolds Group Holdings Ltd., 8.250%, 2/15/2021, 144A	133,650

		Paper – 1.4%
220,000		Georgia-Pacific LLC, 8.875%, 5/15/2031	265,650
200,000		Weyerhaeuser Co., 7.375%, 3/15/2032	210,897

			476,547

		Retailers – 1.7%
250,000		Edcon Proprietary Ltd., 4.423%, 6/15/2014, (EUR)(b)	302,926
250,000		Edcon Proprietary Ltd., 9.500%, 3/01/2018, 144A	250,000

			552,926

		Sovereigns – 3.4%
96,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.000%, 6/18/2015, (MXN)	783,668
10,000,000		Russian Foreign Bond - Eurobond, 7.850%, 3/10/2018, 144A, (RUB)	359,454

			1,143,122

		Technology – 0.7%
240,000		First Data Corp., 7.375%, 6/15/2019, 144A	243,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Transportation Services – 0.6%
$200,000	Asciano Finance Ltd., 6.000%, 4/07/2023, 144A	$198,970

	Treasuries – 5.9%
800,000	Poland Government Bond, 5.750%, 4/25/2014, (PLN)	284,888
3,725,000	South Africa Government Bond, 13.500%, 9/15/2015, (ZAR)	665,842
482,018	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029	545,998
473,088	U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/2021	479,999

		1,976,727

	Water Sewer – 1.1%
644,000,000	Empresas Publicas de Medellin ESP, 8.375%, 2/01/2021, 144A, (COP)	355,533

	Wireless – 2.1%
60,000	NII Capital Corp., 7.625%, 4/01/2021	61,350
600,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 2/02/2021, 144A	630,000

		691,350

	Wirelines – 1.6%
250,000	Embarq Corp., 7.995%, 6/01/2036	281,850
235,000	Frontier Communications Corp., 9.000%, 8/15/2031	240,288

		522,138

	Total Non-Convertible Bonds (Identified Cost $10,095,044)	10,317,402

Convertible Bonds – 2.6%

	Automotive – 0.4%
70,000	TRW Automotive, Inc., 3.500%, 12/01/2015, 144A	140,088

	Diversified Manufacturing – 0.5%
95,000	EMC Corp., Series B, 1.750%, 12/01/2013	161,975

	Metals & Mining – 1.0%
230,000	Alpha Natural Resources, Inc., 2.375%, 4/15/2015	312,800

	Technology – 0.7%
215,000	SanDisk Corp., 1.500%, 8/15/2017	243,487

	Total Convertible Bonds (Identified Cost $876,460)	858,350

	Total Bonds and Notes (Identified Cost $10,971,504)	11,175,752

Principal Amount (‡)	Description	Value (†)
Bank Loans – 1.1%

	Chemicals – 0.2%
$59,468	Arizona Chemical, Inc., New Term Loan B, 11/21/2016(c)	$ 59,673

	Industrial Other – 0.2%
65,000	CommScope, Inc., New Term Loan B, 5.000%, 1/14/2018(d)	65,406

	Property & Casualty Insurance – 0.1%
49,252	Applied Systems, Inc., First Lien Term Loan, 5.500%, 12/08/2016(d)	49,350

	Supermarket – 0.2%
70,000	Great Atlantic & Pacific Tea Company, DIP Term Loan, 8.750%, 6/15/2012(d)	70,845

	Wireless – 0.4%
125,000	TowerCo Finance LLC, Term Loan B, 5.250%, 2/02/2017(d)	125,469

	Total Bank Loans (Identified Cost $366,739)	370,743

Shares
Common Stocks – 12.3%

	Aerospace & Defense – 0.9%
5,000	Honeywell International, Inc.	298,550

	Automobiles – 0.8%
10,000	Ford Motor Co.(e)	149,100
3,500	General Motors Co.(e)	108,605

		257,705

	Beverages – 0.5%
2,350	PepsiCo, Inc.	151,364

	Chemicals – 2.1%
4,300	Cytec Industries, Inc.	233,791
1,700	Eastman Chemical Co.	168,844
2,200	Monsanto Co.	158,972
2,600	Potash Corp. of Saskatchewan, Inc.	153,218

		714,825

	Electric Utilities – 0.9%
14,500	Enersis SA, Sponsored ADR	301,106

	Food Products – 0.6%
10,000	Tyson Foods, Inc., Class A	191,900

	Household Durables – 0.4%
1,950	Stanley Black & Decker, Inc.	149,370

	Machinery – 1.9%
1,370	Caterpillar, Inc.	152,549
1,500	Cummins, Inc.	164,430

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – continued
3,350	Parker Hannifin Corp.	$317,178

		634,157

	Media – 0.9%
3,100	Omnicom Group, Inc.	152,086
2,200	Time Warner Cable, Inc.	156,948

		309,034

	Metals & Mining – 0.9%
9,200	AK Steel Holding Corp.	145,176
1,700	Cliffs Natural Resources, Inc.	167,076

		312,252

	Oil, Gas & Consumable Fuels – 1.9%
1,250	BG Group PLC, Sponsored ADR	155,386
6,700	Denbury Resources, Inc.(e)	163,480
6,100	ENI SpA, Sponsored ADR	300,035

		618,901

	Semiconductors & Semiconductor Equipment – 0.5%
8,700	Teradyne, Inc.(e)	154,947

	Total Common Stocks (Identified Cost $4,018,464)	4,094,111

Preferred Stocks – 1.8%

Non-Convertible Preferred Stock – 1.4%

	Diversified Financial Services – 1.4%
18,000	GMAC Capital Trust I, Series 2, (fixed rate to 2/15/2016, variable rate thereafter), 8.125% (Identified Cost $450,000)	458,802

Convertible Preferred Stock – 0.4%

	Household Durables – 0.4%
1,300	Stanley Black & Decker, Inc., 4.750% (Identified Cost $153,101)	155,662

	Total Preferred Stocks (Identified Cost $603,101)	614,464

Exchange Traded Funds – 8.4%
23,400	Materials Select Sector SPDR Trust	936,702
7,400	Oil Services Holders Trust	1,216,264
25,500	WisdomTree India Earnings Fund	632,145

	Total Exchange Traded Funds (Identified Cost $2,732,066)	2,785,111

Par Value/ Shares(†††)
Purchased Options – 0.1%

	Options on Currency – 0.1%
$600,000	CAD Call/JPY Put, expiring April 05, 2011 at 83.35(f)(g)	16,991

Par Value/ Shares(†††)	Description	Value (†)
Purchased Options – continued

	Options on Currency – continued
$ 900,000	TRY Put/USD Call, expiring May 06, 2011 at 1.665(f)(g)	$832

		17,823

	Options on Securities – 0.0%
15,000	Powershares DB Agriculture, Put expiring April 16, 2011 at 30(f)	4,875

	Total Purchased Options (Identified Cost $35,465)	22,698

Principal Amount (‡)
Short-Term Investments – 36.2%
353	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2011 at 0.000% to be repurchased at $353 on 4/01/2011 collateralized by $5,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $5,081 including accrued interest(h)	353
4,119,650	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011at 0.000% to be repurchased at $4,119,650 on 4/01/2011 collateralized by $4,130,000 Federal National Mortgage Association, 2.000% due 1/09/2012 valued at $4,202,275 including accrued interest(h)	4,119,650
7,900,000	U.S. Treasury Bill, 0.165%, 9/22/2011(i)(j)(k)	7,893,704

	Total Short-Term Investments (Identified Cost $12,013,703)	12,013,707

	Total Investments – 93.6% (Identified Cost $30,741,042)(a)	31,076,586
	Other assets less liabilities – 6.4%	2,133,568

	Net Assets – 100.0%	$33,210,154

Consolidation

The Fund invests in commodity-related derivatives through its investment in the Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2011, the value of the Fund’s investment in the subsidiary was $4,155,319, representing 12.5% of the Fund’s net assets.

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Other exchange-traded options are valued at the average of the closing bid and asked quotations. Options on futures contracts are valued using the current settlement price. Over-the-counter option contracts are valued based on quotations obtained from broker-dealers. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market.
However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York
Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Options on currency are expressed at par value. Options on securities are expressed as shares.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $30,752,198 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$396,085
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(71,697)

Net unrealized appreciation	$324,388

(b)	Variable rate security. Rate as of March 31, 2011 is disclosed.
(c)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(d)	Variable rate security. Rate shown represents the weighted average rate at March 31, 2011.
(e)	Non-income producing security.
(f)

The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(g)	Counterparty is UBS.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(i)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or futures contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	All or a portion of this security has been pledged as initial margin for open futures contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of Rule 144A holdings amounted to $3,699,790 or 11.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
SPDR	Standard & Poor’s Depositary Receipt
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	New Russian Ruble

TRY	Turkish Lira
ZAR	South African Rand
USD	U.S. Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy(1)	04/14/2011	Australian Dollar	310,000	$320,253	$13,891
Sell(1)	04/14/2011	Australian Dollar	310,000	320,253	(11,177)
Buy(1)	04/01/2011	Canadian Dollar	300,000	309,438	3,201
Sell(1)	04/01/2011	Canadian Dollar	300,000	309,438	(1,628)
Buy(2)	10/12/2011	Chinese Renminbi	835,000	128,717	453
Buy(2)	10/12/2011	Chinese Renminbi	5,900,000	909,500	(11)
Buy(2)	12/14/2011	Chinese Renminbi	6,500,000	1,005,605	5,788
Buy(2)	12/14/2011	Chinese Renminbi	1,750,000	270,740	(1,012)
Sell(2)	10/12/2011	Chinese Renminbi	3,300,000	508,703	2,330
Sell(2)	10/12/2011	Chinese Renminbi	3,435,000	529,514	(7,279)
Sell(2)	12/14/2011	Chinese Renminbi	3,250,000	502,803	1,230
Sell(1)	04/27/2011	Colombian Peso	790,000,000	423,161	4,212
Sell(1)	04/21/2011	Euro	212,000	300,351	237
Sell(1)	04/26/2011	Euro	229,000	324,406	(837)
Sell(1)	04/27/2011	Euro	235,000	332,900	(860)
Buy(1)	04/25/2011	Indian Rupee	14,300,000	319,458	2,455
Sell(1)	04/25/2011	Indian Rupee	14,300,000	319,458	(1,821)
Buy(1)	04/01/2011	Japanese Yen	24,850,000	298,750	(504)
Buy(1)	05/02/2011	Japanese Yen	24,850,000	298,794	(1,446)
Sell(1)	04/01/2011	Japanese Yen	24,850,000	298,750	5,395
Sell(1)	05/02/2011	Japanese Yen	24,850,000	298,794	496
Buy(1)	04/04/2011	Kazakhstan Tenge	43,000,000	295,320	1,804
Sell(1)	04/04/2011	Kazakhstan Tenge	18,920,000	129,941	4
Sell(1)	04/04/2011	Kazakhstan Tenge	24,080,000	165,379	(108)
Buy(1)	04/15/2011	Mexican Peso	5,415,000	454,785	6,276
Sell(1)	04/15/2011	Mexican Peso	5,415,000	454,785	(1,616)
Buy(3)	04/01/2011	New Russian Ruble	20,000,000	703,433	1,678
Buy(3)	04/11/2011	New Russian Ruble	20,420,000	717,795	5,662
Sell(3)	04/01/2011	New Russian Ruble	20,000,000	703,433	(11,152)
Sell(3)	04/11/2011	New Russian Ruble	20,420,000	717,795	1,219
Sell(3)	04/29/2011	New Russian Ruble	10,200,000	358,021	534
Buy(1)	04/04/2011	South African Rand	2,180,000	322,247	13,168
Sell(1)	04/04/2011	South African Rand	2,180,000	322,247	(11,462)
Buy(4)	04/04/2011	South Korean Won	342,000,000	311,774	8,716
Sell(4)	04/04/2011	South Korean Won	342,000,000	311,774	(8,784)

Total					$19,052

At March 31, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
04/04/2011	Australian Dollar(1)	150,000	New Zealand Dollar	202,533	$(619)
04/11/2011	Australian Dollar(1)	155,000	New Zealand Dollar	211,277	946
05/03/2011	British Pound(1)	205,000	Canadian Dollar	318,929	(18)
05/04/2011	Euro(1)	235,000	Norwegian Krone	1,842,295	(241)
04/29/2011	Euro(1)	235,000	Polish Zloty	942,222	(1,784)
04/29/2011	Euro(1)	235,000	South African Rand	2,284,498	3,609
04/26/2011	Euro(1)	225,000	Turkish Lira	497,518	2,140
04/28/2011	Japanese Yen(1)	26,746,065	Indian Rupee	14,785,000	8,521
04/28/2011	Japanese Yen(1)	26,869,000	Malaysian Ringgit	1,000,000	6,584
04/07/2011	Japanese Yen(1)	12,582,805	Norwegian Krone	850,000	2,402
04/07/2011	Japanese Yen(1)	12,677,398	Singapore Dollar	195,000	2,289
04/28/2011	Japanese Yen(1)	26,860,000	Singapore Dollar	417,098	7,954
04/04/2011	New Russian Ruble(3)	8,700,000	Turkish Lira	495,950	15,047
04/04/2011	New Zealand Dollar(1)	204,885	Australian Dollar	150,000	(1,175)
04/11/2011	New Zealand Dollar(1)	212,381	Australian Dollar	155,000	(1,788)
04/07/2011	Norwegian Krone(1)	850,000	Japanese Yen	12,322,195	(5,535)
04/07/2011	Singapore Dollar(1)	195,000	Japanese Yen	12,578,085	(3,483)
04/28/2011	Singapore Dollar(1)	409,722	Japanese Yen	26,860,000	(2,103)
05/03/2011	South African Rand(1)	2,269,047	New Zealand Dollar	435,000	(2,743)
04/14/2011	South African Rand(1)	2,136,890	Turkish Lira	490,000	1,237
04/26/2011	Turkish Lira(1)	494,373	Euro	225,000	(112)
04/04/2011	Turkish Lira(3)	497,260	New Russian Ruble	8,700,000	(15,895)
04/14/2011	Turkish Lira(1)	490,000	South African Rand	2,184,053	5,725

Total					$20,958

(1)	Counterparty is Credit Suisse.
(2)	Counterparty is Morgan Stanley.
(3)	Counterparty is JPMorgan Chase.
(4)	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price of the fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At March 31, 2011, open futures contracts purchased were as follows:

Commodity Futures(5)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	05/18/2011	5	$329,375	$12,800
Copper	05/18/2011	1	235,656	6,406
Copper High Grade	05/26/2011	2	215,375	(1,875)
Gasoline	06/30/2011	4	516,667	11,777
Nickel	05/18/2011	4	626,232	(24,588)
Rough Rice	05/13/2011	14	391,580	15,780
Silver	05/26/2011	3	568,320	20,770
Soybean	05/13/2011	3	211,538	7,613
Soybean	11/14/2011	2	139,500	4,275
Sugar	04/29/2011	2	60,726	821
Zinc	05/18/2011	6	352,763	(11,438)

Total				$42,341

At March 31, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500	06/17/2011	106	$7,001,300	$(31, 053)
10 Year U.S. Treasury Note	06/21/2011	6	714,188	3,187
30 Year U.S. Treasury Bond	06/21/2011	2	240,375	188

Total				$(27,678)

Commodity Futures(5)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Copper	05/18/2011	1	$235,656	$(156)
Heating Oil	06/30/2011	4	526,613	(3,242)
Nickel	05/18/2011	4	626,232	16,788
Zinc	05/18/2011	6	352,763	9,337

Total				$22,727

(5)	Commodity futures are held by Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1- quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$10,932,002	$243,750	$11,175,752
Bank Loans*	—	370,743	—	370,743
Common Stocks
Electric Utilities	—	301,106	—	301,106
Oil, Gas & Consumable Fuels	163,480	455,421	—	618,901
All Other Common Stocks*	3,174,104	—	—	3,174,104

Total Common Stocks	3,337,584	756,527	—	4,094,111

Preferred Stocks*	155,662	458,802	—	614,464
Exchange Traded Funds	2,785,111	—	—	2,785,111
Purchased Options*	4,875	—	17,823	22,698
Short-Term Investments	—	12,013,707	—	12,013,707

Total Investments	6,283,232	24,531,781	261,573	31,076,586

Forward Foreign Currency Contracts (unrealized appreciation)*	—	135,203	—	135,203
Futures Contracts (unrealized appreciation)*	109,742	—	—	109,742

Total	$6,392,974	$24,666,984	$261,573	$31,321,531

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(95,193)	$—	$(95,193)
Futures Contracts (unrealized depreciation)	(72,352)	—	—	(72,352)

Total	$(72,352)	$(95,193)	$—	$(167,545)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Bonds and Notes
Non-Convertible Bonds
Technology	$—	$—	$—	$3,750	$240,000	$—	$—	$—	$243,750	$3,750
Purchased Options	9,180	—	(32,819)	19,590	25,716	(3,844)	—	—	17,823	(7,892)

Total	$9,180	$—	$(32,819)	$23,340	$265,716	$(3,844)	$—	$—	$261,573	$(4,142)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and option contracts.

The Fund seeks to maximize real returns through exposure to investments in fixed-income securities, equity securities, currencies, and commodity linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments, including forward foreign currency contracts, futures contracts, option contracts and swap agreements. During the period ended March 31, 2011, the Fund used forward foreign currency, futures and options contracts to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet its obligations to the Fund. The Fund may use credit default swaps to reduce its credit exposure to issuers of bonds they hold without having to sell the bonds. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of the fees paid by the protection buyer. During the period ended March 31, 2011, the Fund engaged in credit default swap transactions as a protection buyer and seller to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2011, the Fund engaged in option transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the valued of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended March 31, 2011, the Fund used futures contracts in accordance with these objectives.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts and over-the-counter options. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2011, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
JPMorgan Chase	$(2,907)	$300,000
UBS	(7,960)	10,000

Forward foreign currency contracts and over-the-counter options are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of March 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $136,807 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $42,985.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Purchased Options	$17,823	$4,875	$—	$—
Forwards	135,203	—	—	—
Futures	—		3,375	106,367

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$(95,193)	—	—	—
Futures	—	(31,053)	—	(41,299)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2011 (Unaudited)

Exchange Traded Funds	8.4%
Treasuries	5.9
Metals & Mining	3.6
Sovereigns	3.4
Chemicals	3.1
Wireless	2.5
Other Investments, less than 2% each	30.5
Short-Term Investments	36.2

Total Investments	93.6
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	6.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets

	Auto Components – 2.1%
11,725	Autoliv, Inc.	$870,347
16,725	Tenneco, Inc.(b)	709,976

		1,580,323

	Beverages – 1.3%
16,725	Hansen Natural Corp.(b)	1,007,347

	Capital Markets – 6.4%
12,075	Affiliated Managers Group, Inc.(b)	1,320,643
106,600	Apollo Investment Corp.	1,285,596
66,200	Ares Capital Corp.	1,118,780
46,375	Invesco Ltd.	1,185,345

		4,910,364

	Chemicals – 6.6%
9,325	Airgas, Inc.	619,367
33,350	Celanese Corp., Series A	1,479,739
14,225	FMC Corp.	1,208,129
23,075	International Flavors & Fragrances, Inc.	1,437,573
15,300	Solutia, Inc.(b)	388,620

		5,133,428

	Communications Equipment – 0.9%
13,025	Polycom, Inc.(b)	675,346

	Construction & Engineering – 1.9%
20,325	Fluor Corp.	1,497,140

	Containers & Packaging – 4.1%
46,125	Crown Holdings, Inc.(b)	1,779,503
49,125	Packaging Corp. of America	1,419,221

		3,198,724

	Electrical Equipment – 3.6%
19,725	Cooper Industries PLC	1,280,152
33,350	GrafTech International Ltd.(b)	688,011
11,000	Hubbell, Inc., Class B	781,330

		2,749,493

	Energy Equipment & Services – 5.2%
25,700	Dresser-Rand Group, Inc.(b)	1,378,034
48,175	McDermott International, Inc.(b)	1,223,163
35,375	Superior Energy Services, Inc.(b)	1,450,375

		4,051,572

	Food Products – 2.6%
15,300	J.M. Smucker Co. (The)	1,092,267
13,750	Ralcorp Holdings, Inc.(b)	940,912

		2,033,179

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 2.0%
43,025	Jarden Corp.	$1,530,399

	Insurance – 7.1%
46,375	Lincoln National Corp.	1,393,105
28,675	Reinsurance Group of America, Inc., Class A	1,800,216
33,100	Willis Group Holdings PLC	1,335,916
38,375	XL Group PLC	944,025

		5,473,262

	Internet Software & Services – 1.8%
38,000	Digital River, Inc.(b)	1,422,340

	Life Sciences Tools & Services – 2.6%
23,675	Agilent Technologies, Inc.(b)	1,060,166
18,275	Life Technologies Corp.(b)	957,976

		2,018,142

	Machinery – 6.0%
11,000	Flowserve Corp.	1,416,800
21,750	Ingersoll-Rand PLC	1,050,742
22,000	Kennametal, Inc.	858,000
6,700	SPX Corp.	531,913
12,550	WABCO Holdings, Inc.(b)	773,582

		4,631,037

	Media – 3.6%
78,175	CBS Corp., Class B	1,957,502
19,850	Discovery Communications, Inc., Class A(b)	792,015

		2,749,517

	Metals & Mining – 0.9%
5,375	Walter Energy, Inc.	727,936

	Multi Utilities – 0.7%
28,800	CMS Energy Corp.	565,632

	Multiline Retail – 2.5%
29,050	Big Lots, Inc.(b)	1,261,641
21,400	Dollar General Corp.(b)	670,890

		1,932,531

	Oil, Gas & Consumable Fuels – 8.3%
15,050	Cimarex Energy Co.	1,734,362
5,625	Concho Resources, Inc.(b)	603,563
78,400	El Paso Corp.	1,411,200
12,850	Noble Energy, Inc.	1,241,952
13,925	Pioneer Natural Resources Co.	1,419,236

		6,410,313

	Pharmaceuticals – 3.7%
56,911	Valeant Pharmaceuticals International, Inc.	2,834,737

	Professional Services – 1.8%
24,625	Towers Watson & Co., Class A	1,365,703

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Apartments – 1.4%
41,700	Apartment Investment & Management Co., Class A	$1,062,099

	REITs - Hotels – 1.7%
72,773	Host Hotels & Resorts, Inc.	1,281,533

	REITs - Office Property – 1.3%
28,675	Corporate Office Properties Trust	1,036,315

	Road & Rail – 1.2%
64,900	Swift Transporation Co.(b)	954,030

	Semiconductors & Semiconductor Equipment – 4.1%
29,750	Altera Corp.	1,309,595
36,450	Avago Technologies Ltd.	1,133,595
21,750	Skyworks Solutions, Inc.(b)	705,135

		3,148,325

	Software – 3.6%
18,050	Adobe Systems, Inc.(b)	598,538
10,400	Intuit, Inc.(b)	552,240
82,100	Nuance Communications, Inc.(b)	1,605,876

		2,756,654

	Specialty Retail – 1.3%
30,000	Collective Brands, Inc.(b)	647,400
9,675	Guess?, Inc.	380,711

		1,028,111

	Textiles, Apparel & Luxury Goods – 3.0%
21,025	Phillips-Van Heusen Corp.	1,367,255
9,675	VF Corp.	953,278

		2,320,533

	Tobacco – 0.9%
7,050	Lorillard, Inc.	669,821

	Trading Companies & Distributors – 2.2%
27,725	WESCO International, Inc.(b)	1,732,813

	Total Common Stocks (Identified Cost $60,916,784)	74,488,699

Principal Amount
Short-Term Investments – 3.9%
$3,007,879	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $3,007,879 on 4/01/2011 collateralized by $3,170,000 Federal Home Loan Mortgage Corp., 3.500% due 8/18/2020 valued at $3,070,938 including accrued interest(c) (Identified Cost $3,007,879)	3,007,879

	Total Investments – 100.3% (Identified Cost $63,924,663)(a)	77,496,578
	Other assets less liabilities – (0.3)%	(195,067)

	Net Assets – 100.0%	$77,301,511

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $63,924,663 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,585,726
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,811)

Net unrealized appreciation	$13,571,915

At December 31, 2010, the Fund had a capital loss carryforward of $279,086 which expires on December 31, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$74,488,699	$—	$—	$74,488,699
Short-Term Investments	—	3,007,879	—	3,007,879

Total	$74,488,699	$3,007,879	$—	$77,496,578

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	8.3%
Insurance	7.1
Chemicals	6.6
Capital Markets	6.4
Machinery	6.0
Energy Equipment & Services	5.2
Containers & Packaging	4.1
Semiconductors & Semiconductor Equipment	4.1
Pharmaceuticals	3.7
Software	3.6
Media	3.6
Electrical Equipment	3.6
Textiles, Apparel & Luxury Goods	3.0
Food Products	2.6
Life Sciences Tools & Services	2.6
Multiline Retail	2.5
Trading Companies & Distributors	2.2
Auto Components	2.1
Household Durables	2.0
Other Investments, less than 2% each	17.1
Short-Term Investments	3.9

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Westpeak ActiveBeta® Equity Fund

Shares	Description	Value (†)
Common Stocks – 99.9% of Net Assets

	Aerospace & Defense – 2.8%
237	General Dynamics Corp.	$18,145
478	Honeywell International, Inc.	28,541
49	Huntington Ingalls Industries, Inc.(b)	2,033
220	ITT Corp.	13,211
306	L-3 Communications Holdings, Inc.	23,963
72	Lockheed Martin Corp.	5,789
297	Northrop Grumman Corp.	18,625
323	Raytheon Co.	16,431
817	Textron, Inc.	22,378
255	United Technologies Corp.	21,586

		170,702

	Air Freight & Logistics – 0.5%
54	C.H. Robinson Worldwide, Inc.	4,003
234	Expeditors International of Washington, Inc.	11,733
189	United Parcel Service, Inc., Class B	14,046

		29,782

	Airlines – 0.3%
1,488	Southwest Airlines Co.	18,793

	Auto Components – 0.1%
210	Johnson Controls, Inc.	8,730

	Automobiles – 1.2%
2,153	Ford Motor Co.(b)	32,101
1,030	Harley-Davidson, Inc.	43,765

		75,866

	Beverages – 1.8%
50	Brown-Forman Corp., Class B	3,415
528	Coca-Cola Co. (The)	35,033
1,277	Coca-Cola Enterprises, Inc.	34,862
831	Constellation Brands, Inc., Class A(b)	16,853
247	Dr Pepper Snapple Group, Inc.	9,178
127	PepsiCo, Inc.	8,180

		107,521

	Biotechnology – 0.5%
198	Amgen, Inc.(b)	10,583
289	Cephalon, Inc.(b)	21,901

		32,484

	Building Products – 0.1%
618	Masco Corp.	8,603

	Capital Markets – 1.4%
356	Ameriprise Financial, Inc.	21,744
219	Goldman Sachs Group, Inc. (The)	34,705
963	Morgan Stanley	26,309

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
102	State Street Corp.	$4,584

		87,342

	Chemicals – 1.5%
294	Dow Chemical Co. (The)	11,098
541	E.I. Du Pont de Nemours & Co.	29,739
159	Eastman Chemical Co.	15,792
81	FMC Corp.	6,879
105	International Flavors & Fragrances, Inc.	6,542
226	PPG Industries, Inc.	21,517

		91,567

	Commercial Banks – 2.2%
692	Fifth Third Bancorp	9,605
2,308	Huntington Bancshares, Inc.	15,325
2,099	KeyCorp	18,639
319	PNC Financial Services Group, Inc.	20,094
126	SunTrust Banks, Inc.	3,634
2,110	Wells Fargo & Co.	66,887

		134,184

	Commercial Services & Supplies – 0.9%
319	Avery Dennison Corp.	13,385
1,255	R. R. Donnelley & Sons Co.	23,745
188	Stericycle, Inc.(b)	16,670

		53,800

	Communications Equipment – 2.4%
972	Cisco Systems, Inc.	16,670
201	F5 Networks, Inc.(b)	20,616
66	Harris Corp.	3,274
1,338	JDS Uniphase Corp.(b)	27,884
313	Juniper Networks, Inc.(b)	13,171
744	Motorola Solutions, Inc.(b)	33,249
565	QUALCOMM, Inc.	30,979
671	Tellabs, Inc.	3,516

		149,359

	Computers & Peripherals – 4.9%
432	Apple, Inc.(b)	150,530
664	Dell, Inc.(b)	9,635
929	EMC Corp.(b)	24,665
585	Hewlett-Packard Co.	23,968
509	Lexmark International, Inc., Class A(b)	18,853
515	NetApp, Inc.(b)	24,813
579	SanDisk Corp.(b)	26,686
546	Western Digital Corp.(b)	20,360

		299,510

	Construction & Engineering – 0.3%
230	Fluor Corp.	16,942

	Consumer Finance – 1.0%
609	Capital One Financial Corp.	31,644

Shares	Description	Value (†)
Common Stocks – continued

	Consumer Finance – continued
746	Discover Financial Services	$17,993
733	SLM Corp.(b)	11,215

		60,852

	Containers & Packaging – 0.7%
380	Ball Corp.	13,623
275	Bemis Co., Inc.	9,023
734	Sealed Air Corp.	19,568

		42,214

	Distributors – 0.1%
71	Genuine Parts Co.	3,808

	Diversified Consumer Services – 0.9%
555	Apollo Group, Inc., Class A(b)	23,149
90	DeVry, Inc.	4,957
1,572	H&R Block, Inc.	26,315

		54,421

	Diversified Financial Services – 3.1%
2,734	Bank of America Corp.	36,444
16,974	Citigroup, Inc.(b)	75,025
1,612	JPMorgan Chase & Co.	74,313
242	NASDAQ OMX Group, Inc. (The)(b)	6,254

		192,036

	Diversified Telecommunication Services – 2.6%
2,167	AT&T, Inc.	66,310
3,512	Qwest Communications International, Inc.	23,987
1,625	Verizon Communications, Inc.	62,627
333	Windstream Corp.	4,286

		157,210

	Electric Utilities – 0.2%
173	FirstEnergy Corp.	6,417
105	Northeast Utilities	3,633
205	Pepco Holdings, Inc.	3,823

		13,873

	Electrical Equipment – 0.8%
216	Emerson Electric Co.	12,621
253	Rockwell Automation, Inc.	23,946
158	Roper Industries, Inc.	13,661

		50,228

	Energy Equipment & Services – 3.3%
149	Baker Hughes, Inc.	10,941
72	Cameron International Corp.(b)	4,111
175	FMC Technologies, Inc.(b)	16,534
444	Halliburton Co.	22,129
264	Helmerich & Payne, Inc.	18,134
615	Nabors Industries Ltd.(b)	18,684
519	National-Oilwell Varco, Inc.	41,141
188	Noble Corp.	8,577

Shares	Description	Value (†)
Common Stocks – continued

	Energy Equipment & Services – continued
398	Rowan Cos., Inc.(b)	$17,584
490	Schlumberger Ltd.	45,697

		203,532

	Food & Staples Retailing – 1.3%
601	Safeway, Inc.	14,147
2,235	SUPERVALU, Inc.	19,959
207	Wal-Mart Stores, Inc.	10,774
119	Walgreen Co.	4,777
468	Whole Foods Market, Inc.	30,841

		80,498

	Food Products – 1.0%
281	ConAgra Foods, Inc.	6,674
2,429	Dean Foods Co.(b)	24,290
199	Sara Lee Corp.	3,516
1,332	Tyson Foods, Inc., Class A	25,561

		60,041

	Gas Utilities – 0.3%
248	Oneok, Inc.	16,586

	Health Care Equipment & Supplies – 0.1%
72	Varian Medical Systems, Inc.(b)	4,870

	Health Care Providers & Services – 2.4%
626	Aetna, Inc.	23,431
151	AmerisourceBergen Corp.	5,974
279	Cardinal Health, Inc.	11,475
420	CIGNA Corp.	18,598
514	Humana, Inc.(b)	35,949
127	McKesson Corp.	10,039
60	Quest Diagnostics, Inc.	3,463
835	UnitedHealth Group, Inc.	37,742

		146,671

	Hotels, Restaurants & Leisure – 2.1%
93	Darden Restaurants, Inc.	4,569
443	Marriott International, Inc., Class A	15,762
135	McDonald’s Corp.	10,272
420	Starbucks Corp.	15,519
341	Starwood Hotels & Resorts Worldwide, Inc.	19,819
527	Wyndham Worldwide Corp.	16,764
223	Wynn Resorts Ltd.	28,377
313	Yum! Brands, Inc.	16,082

		127,164

	Household Durables – 1.0%
1,228	D.R. Horton, Inc.	14,306
208	Fortune Brands, Inc.	12,873
2,681	Pulte Group, Inc.(b)	19,839
202	Whirlpool Corp.	17,243

		64,261

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – 1.1%
1,142	Procter & Gamble Co. (The)	$70,347

	Independent Power Producers & Energy Traders – 0.7%
1,526	AES Corp. (The)(b)	19,838
965	NRG Energy, Inc.(b)	20,786

		40,624

	Industrial Conglomerates – 2.1%
5,764	General Electric Co.	115,568
356	Tyco International Ltd.	15,938

		131,506

	Insurance – 2.5%
184	ACE Ltd.	11,905
890	American International Group, Inc.(b)	31,275
342	Berkshire Hathaway, Inc., Class B(b)	28,601
731	Hartford Financial Services Group, Inc. (The)	19,686
260	Lincoln National Corp.	7,810
292	Prudential Financial, Inc.	17,981
75	Torchmark Corp.	4,986
222	Travelers Cos., Inc. (The)	13,205
728	Unum Group	19,110

		154,559

	Internet & Catalog Retail – 1.3%
89	Amazon.com, Inc.(b)	16,032
101	Netflix, Inc.(b)	23,970
82	Priceline.com, Inc.(b)	41,528

		81,530

	Internet Software & Services – 0.9%
292	eBay, Inc.(b)	9,064
53	Google, Inc., Class A(b)	31,069
427	VeriSign, Inc.	15,462

		55,595

	IT Services – 3.7%
372	Cognizant Technology Solutions Corp., Class A(b)	30,281
484	Computer Sciences Corp.	23,585
601	Fidelity National Information Services, Inc.	19,647
248	Fiserv, Inc.(b)	15,555
550	International Business Machines Corp.	89,688
835	SAIC, Inc.(b)	14,128
373	Teradata Corp.(b)	18,911
756	Total System Services, Inc.	13,623

		225,418

	Life Sciences Tools & Services – 0.3%
93	Agilent Technologies, Inc.(b)	4,165
215	Thermo Fisher Scientific, Inc.(b)	11,943

		16,108

	Machinery – 3.4%
353	Caterpillar, Inc.	39,307

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – continued
295	Cummins, Inc.	$32,338
327	Deere & Co.	31,683
221	Dover Corp.	14,529
398	Eaton Corp.	22,065
208	Joy Global, Inc.	20,552
69	PACCAR, Inc.	3,612
182	Pall Corp.	10,485
285	Parker Hannifin Corp.	26,984
118	Snap-on, Inc.	7,087

		208,642

	Media – 3.6%
387	Cablevision Systems Corp., Class A	13,394
1,265	CBS Corp., Class B	31,676
1,420	Comcast Corp., Class A	35,103
148	DIRECTV, Class A(b)	6,926
160	Discovery Communications, Inc., Class A(b)	6,384
1,577	Gannett Co., Inc.	24,018
2,253	Interpublic Group of Cos., Inc. (The)	28,320
705	New York Times Co. (The), Class A(b)	6,676
307	Time Warner Cable, Inc.	21,901
413	Viacom, Inc., Class B	19,213
313	Walt Disney Co. (The)	13,487
31	Washington Post Co. (The), Class B	13,564

		220,662

	Metals & Mining – 1.6%
1,505	Alcoa, Inc.	26,563
86	Allegheny Technologies, Inc.	5,824
329	Cliffs Natural Resources, Inc.	32,334
498	Freeport-McMoRan Copper & Gold, Inc.	27,664
85	Newmont Mining Corp.	4,639
172	Titanium Metals Corp.(b)	3,196

		100,220

	Multi Utilities – 0.9%
568	Ameren Corp.	15,944
172	CMS Energy Corp.	3,378
353	DTE Energy Co.	17,283
387	Integrys Energy Group, Inc.	19,547

		56,152

	Multiline Retail – 0.8%
135	Big Lots, Inc.(b)	5,863
120	Family Dollar Stores, Inc.	6,158
910	Macy’s, Inc.	22,077
311	Target Corp.	15,553

		49,651

	Office Electronics – 0.4%
2,096	Xerox Corp.	22,322

	Oil, Gas & Consumable Fuels – 11.9%
1,158	Chevron Corp.	124,404

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
1,123	ConocoPhillips	$89,683
550	Denbury Resources, Inc.(b)	13,420
941	El Paso Corp.	16,938
2,453	ExxonMobil Corp.	206,371
136	Hess Corp.	11,589
849	Marathon Oil Corp.	45,260
103	Massey Energy Co.	7,041
334	Murphy Oil Corp.	24,522
239	Occidental Petroleum Corp.	24,973
138	Peabody Energy Corp.	9,930
381	Pioneer Natural Resources Co.	38,831
1,010	Sunoco, Inc.	46,046
1,260	Tesoro Corp.(b)	33,806
1,184	Valero Energy Corp.	35,307

		728,121

	Paper & Forest Products – 0.6%
951	International Paper Co.	28,701
323	MeadWestvaco Corp.	9,797

		38,498

	Personal Products – 0.3%
174	Estee Lauder Cos., Inc. (The), Class A	16,767

	Pharmaceuticals – 2.5%
216	Abbott Laboratories	10,595
481	Eli Lilly & Co.	16,917
446	Forest Laboratories, Inc.(b)	14,406
786	Johnson & Johnson	46,570
213	Merck & Co., Inc.	7,031
401	Mylan, Inc.(b)	9,091
1,781	Pfizer, Inc.	36,172
182	Watson Pharmaceuticals, Inc.(b)	10,194

		150,976

	Real Estate Management & Development – 0.4%
978	CB Richard Ellis Group, Inc., Class A(b)	26,113

	REITs - Apartments – 0.9%
498	Apartment Investment & Management Co., Class A	12,684
156	AvalonBay Communities, Inc.	18,732
436	Equity Residential	24,595

		56,011

	REITs - Diversified – 1.1%
260	Plum Creek Timber Co., Inc.	11,339
205	Vornado Realty Trust	17,937
1,482	Weyerhaeuser Co.	36,457

		65,733

	REITs - Hotels – 0.3%
1,126	Host Hotels & Resorts, Inc.	19,829

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – 0.1%
80	Boston Properties, Inc.	$7,588

	REITs - Regional Malls – 0.2%
107	Simon Property Group, Inc.	11,466

	REITs - Shopping Centers – 0.3%
1,155	Kimco Realty Corp.	21,183

	REITs - Storage – 0.3%
180	Public Storage	19,964

	Road & Rail – 1.3%
438	CSX Corp.	34,427
257	Norfolk Southern Corp.	17,802
252	Union Pacific Corp.	24,779

		77,008

	Semiconductors & Semiconductor Equipment – 3.9%
591	Altera Corp.	26,016
165	Analog Devices, Inc.	6,498
217	Broadcom Corp., Class A	8,545
1,803	Intel Corp.	36,366
394	KLA-Tencor Corp.	18,664
2,503	LSI Corp.(b)	17,020
165	Microchip Technology, Inc.	6,272
2,799	Micron Technology, Inc.(b)	32,077
802	Novellus Systems, Inc.(b)	29,778
2,320	Teradyne, Inc.(b)	41,319
569	Texas Instruments, Inc.	19,665

		242,220

	Software – 4.6%
418	Autodesk, Inc.(b)	18,438
487	CA, Inc.	11,776
336	Citrix Systems, Inc.(b)	24,683
2,208	Compuware Corp.(b)	25,502
370	Intuit, Inc.(b)	19,647
2,696	Microsoft Corp.	68,370
1,367	Oracle Corp.	45,617
308	Red Hat, Inc.(b)	13,980
235	Salesforce.com, Inc.(b)	31,391
1,214	Symantec Corp.(b)	22,508

		281,912

	Specialty Retail – 3.1%
137	Abercrombie & Fitch Co., Class A	8,042
573	AutoNation, Inc.(b)	20,267
81	AutoZone, Inc.(b)	22,158
540	Best Buy Co., Inc.	15,509
344	CarMax, Inc.(b)	11,043
934	GameStop Corp., Class A(b)	21,034
134	Home Depot, Inc. (The)	4,966
861	Limited Brands, Inc.	28,310
363	Lowe’s Cos., Inc.	9,594

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – continued
250	O’Reilly Automotive, Inc.(b)	$14,365
239	RadioShack Corp.	3,587
164	Ross Stores, Inc.	11,664
446	Staples, Inc.	8,661
169	Tiffany & Co.	10,383

		189,583

	Textiles, Apparel & Luxury Goods – 0.7%
379	Coach, Inc.	19,723
143	NIKE, Inc., Class B	10,825
107	Polo Ralph Lauren Corp.	13,231

		43,779

	Thrifts & Mortgage Finance – 0.3%
1,620	Hudson City Bancorp, Inc.	15,682

	Tobacco – 0.7%
440	Altria Group, Inc.	11,453
476	Philip Morris International, Inc.	31,240

		42,693

	Trading Companies & Distributors – 0.3%
211	Fastenal Co.	13,679
26	W.W. Grainger, Inc.	3,580

		17,259

	Wireless Telecommunication Services – 1.0%
1,795	MetroPCS Communications, Inc.(b)	29,151
6,331	Sprint Nextel Corp.(b)	29,376

		58,527

	Total Common Stocks (Identified Cost $5,168,767)	6,127,698

	Total Investments – 99.9% (Identified Cost $5,168,767)(a)	6,127,698
	Other assets less liabilities – 0.1%	7,874

	Net Assets – 100.0%	$6,135,572

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $5,168,767 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,019,376
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(60,445)

Net unrealized appreciation	$958,931

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,127,698	$—	$—	$6,127,698

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	11.9%
Computers & Peripherals	4.9
Software	4.6
Semiconductors & Semiconductor Equipment	3.9
IT Services	3.7
Media	3.6
Machinery	3.4
Energy Equipment & Services	3.3
Diversified Financial Services	3.1
Specialty Retail	3.1
Aerospace & Defense	2.8
Diversified Telecommunication Services	2.6
Insurance	2.5
Pharmaceuticals	2.5
Communications Equipment	2.4
Health Care Providers & Services	2.4
Commercial Banks	2.2
Industrial Conglomerates	2.1
Hotels, Restaurants & Leisure	2.1
Other Investments, less than 2% each	32.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2011